Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	ALLSTATE LIFE INSURANCE CO OF NEW YORK
Entity Central Index Key	0000839759
Entity Filer Category	Non-accelerated Filer

Statements of Operations and Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Premiums (net of reinsurance ceded of $32,920, $30,271 and $30,578	$ 38,037	$ 43,806	$ 45,087
Contract charges (net of reinsurance ceded of $26,401, $28,097 and $29,092)	55,688	54,845	52,063
Net investment income	346,195	356,269	368,695
Realized capital gains and losses:
Total other-than-temporary impairment losses	(2,195)	(21,804)	(45,075)
Portion of loss recognized in other comprehensive income	(3,259)	2,226	2,479
Net other-than-temporary impairment losses recognized in earnings	(5,454)	(19,578)	(42,596)
Sales and other realized capital gains and losses	23,197	62,485	(3,253)
Realized capital gains and losses	17,743	42,907	(45,849)
Total Revenues	457,663	497,827	419,996
Costs and expenses
Contract benefits (net of reinsurance ceded of $16,258, $24,285 and $25,524)	180,914	184,166	182,786
Interest credited to contractholder funds (net of reinsurance ceded of $6,032, $6,855 and $8,457)	144,340	154,447	168,085
Amortization of deferred policy acquisition costs	13,145	11,102	12,370
Operating costs and expenses	41,564	41,880	43,558
Total costs and expenses	379,963	391,595	406,799
Income from operations before income tax expense	77,700	106,232	13,197
Income tax expense	27,546	37,362	4,818
Net income	50,154	68,870	8,379
Other comprehensive income, after-tax
Change in unrealized net capital gains and losses	48,626	53,507	116,418
Change in unrealized foreign currency translation adjustments	(417)	(170)
Other comprehensive income, after-tax	48,209	53,337	116,418
Comprehensive income	$ 98,363	$ 122,207	$ 124,797

Statements of Operations and Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premiums ceded	$ 32,920	$ 30,271	$ 30,578
Contract charges, reinsurance ceded	26,401	28,097	29,092
Contract benefits ceded	16,258	24,285	25,524
Interest credited ceded	$ 6,032	$ 6,855	$ 8,457

Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments
Fixed income securities, at fair value (amortized cost $5,411,880 and $5,688,505)	$ 6,139,925	$ 6,253,484
Mortgage loans	570,365	564,847
Equity securities, at fair value (cost $133,733 and $83,801)	164,971	104,178
Limited partnership interests	99,820	71,383
Short-term, at fair value (amortized cost $61,947 and $148,832)	61,948	148,829
Policy loans	41,150	42,213
Other	3,139	5,581
Total investments	7,081,318	7,190,515
Cash	16,882	3,582
Deferred policy acquisition costs	130,201	132,614
Reinsurance recoverable	279,220	294,054
Accrued investment income	62,745	66,969
Current income taxes receivable		7,417
Other assets	60,791	45,858
Separate Accounts	436,380	472,048
Total assets	8,067,537	8,213,057
Liabilities
Contractholder funds	3,958,440	4,344,897
Reserve for life-contingent contract benefits	2,310,881	2,184,576
Current income taxes payable	5,714
Deferred income taxes	206,055	159,836
Other liabilities and accrued expenses	107,158	107,437
Payable to affiliates, net	5,083	5,745
Reinsurance payable to parent	4,878	3,933
Separate Accounts	436,380	472,048
Total liabilities	7,034,589	7,278,472
Commitments and Contingent Liabilities (Note 11)
Shareholder's equity
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding	2,500	2,500
Additional capital paid-in	140,529	140,529
Retained income	647,199	597,045
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	136	(4,731)
Other unrealized net capital gains and losses	493,481	385,229
Unrealized adjustment to DAC, DSI and insurance reserves	(250,310)	(185,817)
Total unrealized net capital gains and losses	243,307	194,681
Unrealized foreign currency translation adjustments	(587)	(170)
Total accumulated other comprehensive income	242,720	194,511
Total shareholder's equity	1,032,948	934,585
Total liabilities and shareholder's equity	$ 8,067,537	$ 8,213,057

Statements of Financial Position (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed income securities, amortized cost	$ 5,411,880	$ 5,688,505
Equity securities, at cost	133,733	83,801
Short-term, amortized cost	$ 61,947	$ 148,832
Common stock, par value	$ 25	$ 25
Common stock, shares authorized	100	100
Common stock, shares issued	100	100
Common stock, shares outstanding	100	100

Statements of Shareholder's Equity (USD $) In Thousands	Total	Common Stock	Additional capital paid-in	Retained income	Accumulated other comprehensive income
Balance at Dec. 31, 2009				$ 519,445	$ 24,756
Net income	8,379			8,379
Change in unrealized net capital gains and losses	116,418				116,418
Balance at Dec. 31, 2010	812,027	2,500	140,529	527,824	141,174
Net income	68,870			68,870
Change in unrealized net capital gains and losses	53,507				53,507
Forgiveness of payable due to an affiliate (see Note 4)				351
Change in unrealized foreign currency translation adjustments	(170)				(170)
Balance at Dec. 31, 2011	934,585	2,500	140,529	597,045	194,511
Net income	50,154			50,154
Change in unrealized net capital gains and losses	48,626				48,626
Change in unrealized foreign currency translation adjustments	(417)				(417)
Balance at Dec. 31, 2012	$ 1,032,948	$ 2,500	$ 140,529	$ 647,199	$ 242,720

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 50,154	$ 68,870	$ 8,379
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(38,127)	(36,228)	(35,349)
Realized capital gains and losses	(17,743)	(42,907)	45,849
Interest credited to contractholder funds	144,340	154,447	168,085
Changes in:
Policy benefits and other insurance reserves	(29,081)	(22,697)	(18,993)
Deferred policy acquisition costs	(6,278)	(6,740)	(5,315)
Income taxes	33,391	43,297	8,254
Other operating assets and liabilities	(2,664)	1,199	(3,523)
Net cash provided by operating activities	133,992	159,241	167,387
Proceeds from sales
Fixed income securities	641,599	676,468	1,032,677
Equity securities		25,121	69,836
Limited partnership interests	6,131	5,684	6
Mortgage loans			7,480
Investment collections
Fixed income securities	451,878	349,578	327,791
Mortgage loans	83,394	28,155	57,603
Investment purchases
Fixed income securities	(775,407)	(668,237)	(1,272,428)
Equity securities	(49,931)		(50,006)
Limited partnership interests	(33,970)	(63,732)	(4,965)
Mortgage loans	(87,011)	(98,131)	(45,491)
Change in short-term investments, net	85,850	(16,744)	129,007
Change in policy loans and other investments, net	342	15,000	(33,138)
Net cash provided by investing activities	322,875	253,162	218,372
Cash flows from financing activities
Contractholder fund deposits	115,184	121,937	158,042
Contractholder fund withdrawals	(558,751)	(537,292)	(546,244)
Net cash used in financing activities	(443,567)	(415,355)	(388,202)
Net increase (decrease) in cash	13,300	(2,952)	(2,443)
Cash at beginning of year	3,582	6,534	8,977
Cash at end of year	$ 16,882	$ 3,582	$ 6,534

General	12 Months Ended
Dec. 31, 2012
General

1. General

Basis of presentation

The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the “Company”), a wholly owned subsidiary of Allstate Life Insurance Company (“ALIC”), which is wholly owned by Allstate Insurance Company (“AIC”). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

To conform to the current year presentation, certain amounts in the prior years’ financial statements and notes have been reclassified.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

The Company sells life insurance, retirement and investment products and voluntary accident and health insurance to customers in the State of New York. The principal products are interest-sensitive, traditional and variable life insurance; fixed annuities including deferred and immediate; and voluntary accident and health insurance. The following table summarizes premiums and contract charges by product.

($ in thousands)	2012	2011	2010
Premiums
Traditional life insurance	$19,828	$20,728	$20,215
Immediate annuities with life contingencies	6,653	12,434	14,610
Accident and health insurance	11,556	10,644	10,262

Total premiums	38,037	43,806	45,087

Contract charges
Interest-sensitive life insurance	54,357	52,228	48,453
Fixed annuities	1,331	2,617	3,610

Total contract charges	55,688	54,845	52,063

Total premiums and contract charges	$93,725	$98,651	$97,150

The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, workplace enrolling independent agents, directly through call centers, and through March 22, 2013, specialized structured settlement brokers. Effective March 22, 2013, the Company will no longer offer structured settlement annuities. The Company will continue to service the in-force structured settlement contracts.

The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company’s primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company’s primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company’s primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company’s products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company’s financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Investments

Fixed income securities include bonds, residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”) and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs (“DAC”), certain deferred sales inducement costs (“DSI”) and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Statements of Cash Flows.

Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

Equity securities primarily include exchange traded funds. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

Investments in limited partnership interests, including interests in private equity/debt funds, where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting (“EMA”).

Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments consist of notes due from related party and derivatives. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.

Investment income primarily consists of interest, dividends, income from certain derivative transactions, income from cost method limited partnership interests, and, in 2012, income from EMA limited partnership interests. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For other RMBS, CMBS and ABS, the effective yield is recalculated on a retrospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company’s share of the overall earnings of the partnerships, and is recognized on a delay due to the availability of the related financial statements. Income recognition on private equity/debt funds is generally on a three month delay.

Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and, in 2011 and 2010, income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis.

Derivative and embedded derivative financial instruments

Derivative financial instruments include interest rate swaps and caps, foreign currency swaps and a reinvestment related risk transfer reinsurance agreement with ALIC that meets the accounting definition of a derivative (see Note 4). Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments (“subject to bifurcation”) are embedded in certain fixed income securities, equity-indexed life contracts and reinsured variable annuity contracts.

All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Statements of Cash Flows.

When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

Cash flow hedges  For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

Termination of hedge accounting  If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances.

When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

Non-hedge derivative financial instruments  For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

Securities loaned

The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments and fixed income securities. These transactions are short-term in nature, usually 30 days or less.

The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

Recognition of premium revenues and contract charges, and related benefits and interest credited

Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life contracts are generally based on an equity index, such as the Standard & Poor’s (“S&P”) 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. All of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

Deferred policy acquisition and sales inducement costs

Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents’ and brokers’ remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

Reinsurance

In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

The Company has a reinsurance treaty with ALIC through which it primarily cedes reinvestment related risk on its structured settlement annuities. The terms of the treaty meet the accounting definition of a derivative. Accordingly, the treaty is recorded in the Statement of Financial Position at fair value. Changes in the fair value of the treaty and premiums paid to ALIC are recognized in realized capital gains and losses.

Income taxes

The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, differences in tax bases of invested assets and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

Contractholder funds

Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

Separate accounts

Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. All of the Company’s variable annuity business was reinsured beginning in 2006.

Off-balance sheet financial instruments

Commitments to invest, commitments to extend mortgage loans and financial guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Statements of Financial Position (see Note 7 and Note 11).

Adopted accounting standards

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the Financial Accounting Standards Board (“FASB”) issued guidance modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance contracts. The guidance specifies that the costs must be directly related to the successful acquisition of insurance contracts. The guidance also specifies that advertising costs should be included as deferred acquisition costs only when the direct-response advertising accounting criteria are met. The Company adopted the new guidance on a retrospective basis as of January 1, 2012. The cumulative effect of the adoption to shareholder’s equity as of January 1, 2010 was a decrease of $19.7 million, net of taxes. In future periods, operating costs and expenses will increase since a lower amount of acquisition costs will be capitalized, which will be partially offset by a decrease in amortization of DAC due to the retrospective reduction of the DAC balance. The impacts of the retrospective adjustments on previously issued financial statements are summarized in the following table.

($ in thousands)	2011		2010
	Previously reported	As Adjusted	Previously reported	As Adjusted
For the years ended December 31,
Amortization of DAC	$12,091	$11,102	$16,437	$12,370
Operating costs and expenses	35,821	41,880	36,540	43,558
Income tax expense	39,137	37,362	5,851	4,818
Net income	72,165	68,870	10,297	8,379

As of December 31,
DAC	$169,216	$132,614
Reserve for life-contingent contract benefits	2,196,708	2,184,576
Deferred income taxes	168,401	159,836
Retained income	622,618	597,045
Unrealized adjustment to DAC, DSI and insurance reserves	(195,485)	(185,817)

Criteria for Determining Effective Control for Repurchase Agreements

In April 2011, the FASB issued guidance modifying the assessment criteria of effective control for repurchase agreements. The new guidance removes the criteria requiring an entity to have the ability to repurchase or redeem financial assets on substantially the agreed terms and the collateral maintenance guidance related to that criteria. The guidance is to be applied prospectively to transactions or modifications of existing transactions that occur during reporting periods beginning on or after December 15, 2011. The adoption of this guidance as of January 1, 2012 had no impact on the Company’s results of operations or financial position.

Amendments to Fair Value Measurement and Disclosure Requirements

In May 2011, the FASB issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. The adoption of this guidance as of January 1, 2012 had no impact on the Company’s results of operations or financial position.

Pending accounting standards

Disclosures about Offsetting Assets and Liabilities

In December 2011 and January 2013, the FASB issued guidance requiring expanded disclosures, including both gross and net information, for derivatives, repurchase agreements and securities lending transactions that are either offset in the reporting entity’s financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for reporting periods beginning on or after January 1, 2013 and is to be applied retrospectively. The new guidance affects disclosures only and will have no impact on the Company’s results of operations or financial position.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, the FASB issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2012. The new guidance affects disclosures only and will have no impact on the Company’s results of operations or financial position.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information

3. Supplemental Cash Flow Information

Non-cash modifications of certain mortgage loans and fixed income securities totaled $12.0 million, $20.7 million and $41.6 million in 2012, 2011 and 2010, respectively.

Liabilities for collateral received in conjunction with the Company’s securities lending program were $59.8 million, $61.1 million and $128.0 million as of December 31, 2012, 2011 and 2010, respectively, and are reported in other liabilities and accrued expenses. The accompanying cash flows are included in cash flows from operating activities in the Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Net change in proceeds managed
Net change in short-term investments	$1,325	$66,886	$21,379

Operating cash flow provided	$1,325	$66,886	$21,379

Net change in liabilities
Liabilities for collateral, beginning of year	$(61,097)	$(127,983)	$(149,362)
Liabilities for collateral, end of year	(59,772)	(61,097)	(127,983)

Operating cash flow used	$(1,325)	$(66,886)	$(21,379)

In 2011 and 2010, the Company sold mortgage loans with carrying values of $5.9 million and $19.9 million, respectively, to an affiliate in exchange for notes receivable with a principal sum equal to the mortgage loans (see Note 4).

In 2011, a payable associated with the pension benefit obligations due to AIC totaling $351 thousand was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

4. Related Party Transactions

Business operations

The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 14), allocated to the Company were $51.4 million, $46.5 million and $45.6 million in 2012, 2011 and 2010, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

Structured settlement annuities

The Company issued $5.9 million, $8.0 million and $8.6 million of structured settlement annuities, a type of immediate annuity, in 2012, 2011 and 2010, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $89 thousand, $1.3 million and $989 thousand relate to structured settlement annuities with life contingencies and are included in premium revenue for 2012, 2011 and 2010, respectively.

In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Corporation (“AAC”) and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from the Company and assumed AIC’s obligation to make future payments.

AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by ALIC or the surety bonds of AIC were $2.10 billion and $2.10 billion as of December 31, 2012 and 2011, respectively.

Broker-Dealer agreements

The Company has a service agreement with Allstate Distributors, LLC (“ADLLC”), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets products sold by the Company. In return for these services, the Company recorded expense of $27 thousand, $1.1 million and $1.2 million in 2012, 2011 and 2010, respectively.

The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $316 thousand, $277 thousand and $306 thousand in 2012, 2011 and 2010, respectively.

Reinsurance

The Company has reinsurance agreements with ALIC whereby a portion of the Company’s premiums and policy benefits are ceded to ALIC (see Note 9).

The Company has a reinsurance treaty through which it primarily cedes reinvestment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity statutory reserve balance. In return, ALIC guarantees that the yield on the portion of the Company’s investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. The Company ceded premium related to structured settlement annuities to ALIC of $3.5 million in each of 2012, 2011 and 2010. As of December 31, 2012 and 2011, the carrying value of the structured settlement reinsurance treaty was $34.7 million and $16.9 million, respectively, which is recorded in other assets. The premiums ceded and changes in the fair value of the reinsurance treaty are reflected as a component of realized capital gains and losses as the treaty is recorded as a derivative instrument.

Income taxes

The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

Intercompany loan agreement

The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2012 or 2011.

Notes receivable-investment sales

In 2009, the Company entered into an asset purchase agreement with Road Bay Investments, LLC (“RBI”), a subsidiary of ALIC, which allows RBI to purchase from the Company mortgage loans or participations in mortgage loans with an aggregate fair value of up to $50 million. As consideration for the purchase of the assets, RBI issues notes to the Company. As security for the performance of RBI’s obligations under the agreement and notes, RBI granted a pledge of and security interest in RBI’s right, title and interest in the mortgage loans and their proceeds. The balance of notes due from RBI was $2.8 million and $5.6 million as of December 31, 2012 and 2011, respectively. The notes due from RBI are classified as other investments in the Statements of Financial Position.

In March 2011, the Company sold to RBI mortgage loans with a fair value of $2.8 million on the date of sale and RBI issued the Company a 5.80% note due March 9, 2018 for the same amount. In April 2011, the Company sold to RBI mortgage loans with a fair value of $3.0 million on the date of sale and RBI issued the Company a 5.75% note due April 19, 2018 for the same amount. In June 2011, RBI repaid the $3.1 million principal and interest balance of this note.

In March 2010, the Company sold to RBI mortgage loans with a fair value of $13.7 million on the date of sale and RBI issued the Company a 7.00% note due March 26, 2017 for the same amount. In 2012, 2011 and 2010, RBI repaid $2.8 million, $1.1 million and $9.8 million, respectively, of this note. In November 2010, the Company sold to RBI mortgage loans with a fair value of $2.7 million on the date of sale and RBI issued the Company a 7.50% note due November 18, 2017 for the same amount. In June 2011, RBI repaid the $2.8 million principal and interest balance of this note. In December 2010, the Company sold to RBI mortgage loans with a fair value of $3.5 million on the date of sale and RBI issued the Company a 6.50% note due December 14, 2017 for the same amount. In June 2011, RBI repaid the $3.6 million principal and interest balance of this note.

In September 2009, the Company sold to RBI mortgage loans with a fair value of $8.3 million on the date of sale and RBI issued the Company a 7.00% note due September 25, 2016 for the same amount. In February 2011, RBI repaid the $8.5 million principal and interest balance of this note.

In 2012, 2011 and 2010, the Company recorded net investment income on the notes due from RBI of $220 thousand, $679 thousand and $1.1 million, respectively.

Pension benefit plans

Effective November 30, 2011, the Corporation became the sponsor of the defined benefit pension plans that cover most full-time employees, certain part-time employees and employee-agents. Prior to November 30, 2011, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $351 thousand were forgiven which was recorded as an increase to retained income.

Investments	12 Months Ended
Dec. 31, 2012
Investments
5.	Investments

Fair values

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

	Amortized cost	Gross unrealized		Fair value
($ in thousands)		Gains	Losses
December 31, 2012
U.S. government and agencies	$333,787	$83,260	$—	$417,047
Municipal	704,032	123,669	(9,040)	818,661
Corporate	3,482,420	423,330	(7,224)	3,898,526
Foreign government	303,649	92,986	(94)	396,541
RMBS	284,885	11,708	(915)	295,678
CMBS	195,605	11,871	(6,760)	200,716
ABS	98,415	4,652	(941)	102,126
Redeemable preferred stock	9,087	1,543	—	10,630

Total fixed income securities	$5,411,880	$753,019	$(24,974)	$6,139,925

December 31, 2011
U.S. government and agencies	$366,968	$93,127	$—	$460,095
Municipal	723,467	80,451	(14,162)	789,756
Corporate	3,495,248	346,055	(24,289)	3,817,014
Foreign government	283,135	93,806	—	376,941
RMBS	432,808	17,837	(4,899)	445,746
CMBS	257,768	5,218	(28,796)	234,190
ABS	119,967	3,475	(3,311)	120,131
Redeemable preferred stock	9,144	467	—	9,611

Total fixed income securities	$5,688,505	$640,436	$(75,457)	$6,253,484

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2012:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$229,278	$234,149
Due after one year through five years	1,234,441	1,367,249
Due after five years through ten years	1,843,502	2,112,913
Due after ten years	1,525,754	1,827,094

	4,832,975	5,541,405
RMBS, CMBS and ABS	578,905	598,520

Total	$5,411,880	$6,139,925

Actual maturities may differ from those scheduled as a result of prepayments by the issuers. RMBS, CMBS and ABS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$305,849	$326,000	$341,612
Mortgage loans	32,882	30,726	30,374
Equity securities	3,589	2,818	2,626
Limited partnership interests(1)	13,316	3,157	—
Short-term investments	355	525	681
Policy loans	2,600	2,628	2,626
Other	220	679	1,145

Investment income, before expense	358,811	366,533	379,064
Investment expense	(12,616)	(10,264)	(10,369)

Net investment income	$346,195	$356,269	$368,695

(1)	Income from EMA limited partnerships is reported in net investment income in 2012 and realized capital gains and losses in 2011 and 2010.

Realized capital gains and losses

Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$2,545	$10,600	$(19,445)
Mortgage loans	1,452	(1,119)	(2,534)
Equity securities	—	9,575	19,009
Limited partnership interests(1)	(221)	8,752	(146)
Derivatives	13,967	15,096	(42,733)
Short-term investments	—	3	—

Realized capital gains and losses	$17,743	$42,907	$(45,849)

(1)	Income from EMA limited partnerships is reported in net investment income in 2012 and realized capital gains and losses in 2011 and 2010.

Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Impairment write-downs	$(5,144)	$(18,129)	$(31,370)
Change in intent write-downs	(310)	(1,449)	(11,226)

Net other-than-temporary impairment losses recognized in earnings	(5,454)	(19,578)	(42,596)
Sales	9,230	38,631	39,937
Valuation of derivative instruments	13,966	16,552	(37,932)
Settlements of derivative instruments	1	(1,456)	(5,112)
EMA limited partnership income	—	8,758	(146)

Realized capital gains and losses	$17,743	$42,907	$(45,849)

Gross gains of $22.1 million, $29.9 million and $32.7 million and gross losses of $16.0 million, $10.7 million and $17.2 million were realized on sales of fixed income securities during 2012, 2011 and 2010, respectively.

Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

	2012			2011			2010
($ in thousands)	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$(406)	$—	$(406)	$(8,328)	$—	$(8,328)
Corporate	(2,301)	(476)	(2,777)	(5,259)	1,567	(3,692)	(7,500)	141	(7,359)
RMBS	(531)	(360)	(891)	(2,210)	91	(2,119)	(3,146)	(1,882)	(5,028)
CMBS	—	(2,423)	(2,423)	(12,287)	568	(11,719)	(23,179)	4,220	(18,959)

Total fixed income securities	(2,832)	(3,259)	(6,091)	(20,162)	2,226	(17,936)	(42,153)	2,479	(39,674)
Mortgage loans	637	—	637	(1,642)	—	(1,642)	(2,922)	—	(2,922)

Other-than-temporary impairment losses	$(2,195)	$(3,259)	$(5,454)	$(21,804)	$2,226	$(19,578)	$(45,075)	$2,479	$(42,596)

The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $268 thousand and $4.4 million as of December 31, 2012 and 2011, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in thousands)	December 31, 2012	December 31, 2011
Corporate	$—	$(1,567)
RMBS	(58)	(7,522)
CMBS	—	(2,550)

Total	$(58)	$(11,639)

Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in thousands)	2012	2011	2010
Beginning balance	$(11,503)	$(24,172)	$(25,493)
Additional credit loss for securities previously other-than-temporarily impaired	(4,796)	(4,387)	(2,050)
Additional credit loss for securities not previously other-than-temporarily impaired	(985)	(12,100)	(26,398)
Reduction in credit loss for securities disposed or collected	15,599	28,304	28,071
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	—	7	1,698
Change in credit loss due to accretion of increase in cash flows	—	845	—

Ending balance	$(1,685)	$(11,503)	$(24,172)

The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

	Fair value	Gross unrealized		Unrealized net gains (losses)
($ in thousands)		Gains	Losses
December 31, 2012
Fixed income securities	$6,139,925	$753,019	$(24,974)	$728,045
Equity securities	164,971	31,555	(317)	31,238
Short-term investments	61,948	1	—	1
EMA limited partnerships(1)				127

Unrealized net capital gains and losses, pre-tax				759,411
Amounts recognized for:
Insurance reserves(2)				(360,887)
DAC and DSI(3)				(24,206)

Amounts recognized				(385,093)
Deferred income taxes				(131,011)

Unrealized net capital gains and losses, after-tax				$243,307

(1)

Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross gains and losses are not applicable.

(2)

The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to certain payout annuities with life contingencies.

(3)

The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2011
Fixed income securities	$6,253,484	$640,436	$(75,457)	$564,979
Equity securities	104,178	20,377	—	20,377
Short-term investments	148,829	2	(5)	(3)
EMA limited partnerships				30

Unrealized net capital gains and losses, pre-tax				585,383
Amounts recognized for:
Insurance reserves				(270,829)
DAC and DSI				(15,044)

Amounts recognized				(285,873)
Deferred income taxes				(104,829)

Unrealized net capital gains and losses, after-tax				$194,681

Change in unrealized net capital gains and losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$163,066	$265,163	$299,286
Equity securities	10,861	(4,834)	2,068
Short-term investments	4	(3)	3
Derivative instruments	—	—	(309)
EMA limited partnerships	97	30	—

Total	174,028	260,356	301,048
Amounts recognized for:
Insurance reserves	(90,058)	(167,226)	(73,544)
DAC and DSI	(9,162)	(10,811)	(48,400)

Amounts recognized	(99,220)	(178,037)	(121,944)
Deferred income taxes	(26,182)	(28,812)	(62,686)

Increase in unrealized net capital gains and losses	$48,626	$53,507	$116,418

Portfolio monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.

If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security’s decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

	Less than 12 months			12 months or more			Total unrealized losses
($ in thousands)	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
December 31, 2012
Fixed income securities
Municipal	—	$—	$—	6	$45,374	$(9,040)	$(9,040)
Corporate	27	116,512	(2,068)	13	54,442	(5,156)	(7,224)
Foreign government	1	9,854	(94)	—	—	—	(94)
RMBS	2	33	—	4	19,497	(915)	(915)
CMBS	1	1,995	(6)	5	21,115	(6,754)	(6,760)
ABS	—	—	—	2	12,838	(941)	(941)

Total fixed income securities	31	128,394	(2,168)	30	153,266	(22,806)	(24,974)
Equity securities	2	24,954	(317)	—	—	—	(317)

Total fixed income and equity securities	33	$153,348	$(2,485)	30	$153,266	$(22,806)	$(25,291)

Investment grade fixed income securities	23	$107,042	$(1,359)	17	$99,235	$(11,525)	$(12,884)
Below investment grade fixed income securities	8	21,352	(809)	13	54,031	(11,281)	(12,090)

Total fixed income securities	31	$128,394	$(2,168)	30	$153,266	$(22,806)	$(24,974)

December 31, 2011
Fixed income securities
Municipal	1	$4,750	$(688)	14	$76,961	$(13,474)	$(14,162)
Corporate	59	211,256	(7,927)	17	85,680	(16,362)	(24,289)
Foreign government	—	—	—	—	—	—	—
RMBS	2	7,245	(93)	13	34,973	(4,806)	(4,899)
CMBS	8	66,380	(8,005)	8	57,789	(20,791)	(28,796)
ABS	3	20,284	(123)	2	10,577	(3,188)	(3,311)

Total fixed income securities	73	$309,915	$(16,836)	54	$265,980	$(58,621)	$(75,457)
Equity securities	—	—	—	—	—	—	—

Total fixed income and equity securities	73	$309,915	$(16,836)	54	$265,980	$(58,621)	$(75,457)

Investment grade fixed income securities	47	$283,775	$(15,369)	31	$181,867	$(36,656)	$(52,025)
Below investment grade fixed income securities	26	26,140	(1,467)	23	84,113	(21,965)	(23,432)

Total fixed income securities	73	$309,915	$(16,836)	54	$265,980	$(58,621)	$(75,457)

As of December 31, 2012, $12.3 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $12.3 million, $8.6 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

As of December 31, 2012, the remaining $13.0 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Investment grade fixed income securities comprising $4.2 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $13.0 million, $8.8 million are related to below investment grade fixed income securities. Of these amounts, $8.6 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2012. Unrealized losses on below investment grade securities are principally related to RMBS, CMBS and ABS and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase. These wider spreads are largely due to the risk associated with the underlying collateral supporting certain RMBS, CMBS and ABS securities.

RMBS, CMBS and ABS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for RMBS and ABS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

As of December 31, 2012, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2012, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

Limited partnerships

As of December 31, 2012 and 2011, the carrying value of equity method limited partnerships totaled $70.1 million and $39.0 million, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. The Company had no write-downs related to equity method limited partnerships in 2012, 2011 and 2010.

As of December 31, 2012 and 2011, the carrying value for cost method limited partnerships was $29.7 million and $32.4 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee’s capital. Additionally, the Company’s portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2012, 2011 and 2010, the Company had no write-downs related to cost method limited partnerships.

Mortgage loans

The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $570.4 million and $564.8 million as of December 31, 2012 and 2011, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2012	2011
California	24.3%	22.3%
Illinois	11.5	13.5
Texas	8.9	11.2
New Jersey	7.4	7.0
Arizona	5.7	6.4
Ohio	5.6	1.7
Florida	5.3	4.9

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2012	2011
Warehouse	28.3%	29.2%
Office buildings	22.6	25.7
Apartment complex	21.4	16.9
Retail	19.9	21.6
Other	7.8	6.6

Total	100.0%	100.0%

The contractual maturities of the mortgage loan portfolio as of December 31, 2012 are as follows:

($ in thousands)	Number of loans	Carrying value	Percent
2013	6	$32,943	5.8%
2014	9	42,595	7.4
2015	21	119,598	21.0
2016	13	71,390	12.5
Thereafter	53	303,839	53.3

Total	102	$570,365	100.0%

Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2012.

Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.

The following table reflects the carrying value of non-impaired fixed rate mortgage loans summarized by debt service coverage ratio distribution as of December 31. There were no variable rate mortgage loans as of December 31, 2012 or 2011.

($ in thousands)	2012	2011
Debt service coverage ratio distribution
Below 1.0	$27,383	$32,308
1.0 - 1.25	99,713	96,741
1.26 - 1.50	150,877	186,429
Above 1.50	292,392	246,451

Total non-impaired mortgage loans	$570,365	$561,929

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

There were no impaired mortgage loans as of December 31, 2012. As of December 31, 2011, there were $2.9 million of impaired mortgage loans with a valuation allowance of $637 thousand. The average balance of impaired loans was $1.2 million, $4.4 million and $11.1 million during 2012, 2011 and 2010, respectively.

The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Beginning balance	$637	$1,670	$4,250
Net (decrease) increase in valuation allowance	(637)	1,642	2,922
Charge offs	—	(2,675)	(5,502)

Ending balance	$—	$637	$1,670

There were no past due mortgage loans as of December 31, 2012 or 2011. There were no mortgage loans in the process of foreclosure as of December 31, 2012 or 2011.

Municipal bonds

The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2012	2011
California	21.3%	20.8%
Texas	12.0	11.6
Illinois	6.0	5.8

Concentration of credit risk

As of December 31, 2012, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity.

Securities loaned

The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2012 and 2011, fixed income securities with a carrying value of $57.9 million and $59.3 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was zero in both 2012 and 2011 and $487 thousand in 2010.

Other investment information

Included in fixed income securities are below investment grade assets totaling $288.1 million and $317.2 million as of December 31, 2012 and 2011, respectively.

As of December 31, 2012, fixed income securities and short-term investments with a carrying value of $2.9 million were on deposit with regulatory authorities as required by law.

As of December 31, 2012, there were no fixed income securities that were non-income producing.

Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Fair Value of Assets and Liabilities
6.	Fair Value of Assets and Liabilities

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:	Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Equity securities: Comprise actively traded, exchange-listed U.S. equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•

Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:

U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

RMBS and ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•

Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

Level 3 measurements

•	Fixed income securities:

Municipal: Auction rate securities (“ARS”) primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market. Also included are municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners (“NAIC”). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: Valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable.

RMBS, CMBS and ABS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•

Other investments: Certain over-the-counter (“OTC”) derivatives, such as interest rate caps, are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves.

•

Other assets: Includes a structured settlement annuity reinsurance agreement accounted for as a derivative instrument that is valued internally. The model primarily uses stochastically determined cash flows, ultimate reinvestment spreads and applicable market data, such as interest rate and volatility assumptions. This item is categorized as Level 3 as a result of the significance of non-market observable inputs.

•

Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis

Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values.

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2012
Assets
Fixed income securities:
U.S. government and agencies	$111,133	$305,914	$—	$417,047
Municipal	—	750,989	67,672	818,661
Corporate	—	3,638,175	260,351	3,898,526
Foreign government	—	396,541	—	396,541
RMBS	—	295,678	—	295,678
CMBS	—	200,716	—	200,716
ABS	—	75,156	26,970	102,126
Redeemable preferred stock	—	10,630	—	10,630

Total fixed income securities	111,133	5,673,799	354,993	6,139,925
Equity securities	164,971	—	—	164,971
Short-term investments	7,675	54,273	—	61,948
Other investments:
Free-standing derivatives	—	—	306	306
Separate account assets	436,380	—	—	436,380
Other assets	—	—	34,655	34,655

Total assets at fair value	$720,159	$5,728,072	$389,954	$6,838,185

% of total assets at fair value	10.5%	83.8%	5.7%	100.0%

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(17,877)	$(17,877)

Total liabilities at fair value	$—	$—	$(17,877)	$(17,877)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2012.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
ARS backed by student loans	$31,429	Discounted cash flow model	Anticipated date liquidity will return to the market	36 - 60 months	38 - 50 months
Other assets – Structured settlement annuity reinsurance agreement	$34,655	Stochastic cash flow model	Ultimate reinvestment spreads	133.8 - 196.0 basis points	156.4 basis points

If the anticipated date liquidity will return to the market is sooner (later), it would result in a higher (lower) fair value. If the ultimate reinvestment spreads increased (decreased), it would result in a lower (higher) fair value.

As of December 31, 2012, Level 3 fair value measurements include $310.1 million of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2011
Assets
Fixed income securities:
U.S. government and agencies	$159,082	$301,013	$—		$460,095
Municipal	—	739,334	50,422		789,756
Corporate	—	3,593,371	223,643		3,817,014
Foreign government	—	376,941	—		376,941
RMBS	—	443,016	2,730		445,746
CMBS	—	234,190	—		234,190
ABS	—	93,706	26,425		120,131
Redeemable preferred stock	—	9,611	—		9,611

Total fixed income securities	159,082	5,791,182	303,220		6,253,484
Equity securities	104,178	—	—		104,178
Short-term investments	10,065	138,764	—		148,829
Other investments:
Free-standing derivatives	—	—	38	$(38)	—
Separate account assets	472,048	—	—		472,048
Other assets	—	—	16,869		16,869

Total assets at fair value	$745,373	$5,929,946	$320,127	$(38)	$6,995,408

% of total assets at fair value	10.6%	84.8%	4.6%	—%	100.0%

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(21,854)		$(21,854)
Other liabilities:
Free-standing derivatives	—	—	(2,905)	$38	(2,867)

Total liabilities at fair value	$—	$—	$(24,759)	$38	$(24,721)

% of total liabilities at fair value	—%	—%	100.2%	(0.2)%	100.0%

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2011	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$50,422	$50	$3,082	$18,576	$—
Corporate	223,643	3,854	11,224	52,629	—
RMBS	2,730	—	—	—	(2,730)
ABS	26,425	—	3,668	—	—

Total fixed income securities	303,220	3,904	17,974	71,205	(2,730)
Other investments:
Free-standing derivatives, net	(2,867)	(296)	—	—	—
Other assets	16,869	17,786	—	—	—

Total recurring Level 3 assets	$317,222	$21,394	$17,974	$71,205	$(2,730)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(21,854)	$3,977	$—	$—	$—

Total recurring Level 3 liabilities	$(21,854)	$3,977	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2012
Assets
Fixed income securities:
Municipal	$—	$(2,251)	$—	$(2,207)	$67,672
Corporate	18,029	(18,812)	—	(30,216)	260,351
RMBS	—	—	—	—	—
ABS	—	(1,866)	—	(1,257)	26,970

Total fixed income securities	18,029	(22,929)	—	(33,680)	354,993
Other investments:
Free-standing derivatives, net	3,471	—	—	(2)	306
Other assets	—	—	—	—	34,655

Total recurring Level 3 assets	$21,500	$(22,929)	$—	$(33,682)	$389,954

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(17,877)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(17,877)

(1)

The effect to net income totals $25.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $14.3 million in realized capital gains and losses, $7.1 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2010	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$103,369	$43	$1,054	$5,378	$(7,892)
Corporate	225,207	8,719	4,191	10,882	(37,097)
RMBS	80,063	(1,066)	1,743	—	(56,510)
CMBS	141,869	(4,698)	15,987	—	(133,918)
ABS	40,851	149	252	—	(23,013)

Total fixed income securities	591,359	3,147	23,227	16,260	(258,430)
Other investments:			—	—	—
Free-standing derivatives, net	(3,011)	(3,153)	—	—	—
Other assets	(4,870)	21,739	—	—	—

Total recurring Level 3 assets	$583,478	$21,733	$23,227	$16,260	$(258,430)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(17,544)	$(4,310)	$—	$—	$—

Total recurring Level 3 liabilities	$(17,544)	$(4,310)	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2011
Assets
Fixed income securities:
Municipal	$—	$(49,623)	$—	$(1,907)	$50,422
Corporate	24,978	(11,680)	—	(1,557)	223,643
RMBS	—	(8,582)	—	(12,918)	2,730
CMBS	—	(19,240)	—	—	—
ABS	14,999	(3,856)	—	(2,957)	26,425

Total fixed income securities	39,977	(92,981)	—	(19,339)	303,220
Other investments:
Free-standing derivatives, net	1,867	—	—	1,430	(2,867	) (2)
Other assets	—	—	—	—	16,869

Total recurring Level 3 assets	$41,844	$(92,981)	$—	$(17,909)	$317,222

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(21,854)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(21,854)

(1)

The effect to net income totals $17.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $13.4 million in realized capital gains and losses, $8.3 million in net investment income, $(156) thousand in interest credited to contractholder funds and $(4.2) million in contract benefits.

(2)	Comprises $38 thousand of assets and $2.9 million of liabilities.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2009	Net income(1)	OCI	Purchases, sales, issues and settlements, net	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Assets
Fixed income securities:
Municipal	$123,743	$(408)	$(245)	$(11,242)	$804	$(9,283)	$103,369
Corporate	201,275	(817)	6,957	7,708	58,519	(48,435)	225,207
RMBS	39,124	(5,817)	12,277	38,659	—	(4,180)	80,063
CMBS	173,094	(22,210)	78,944	(16,859)	9,647	(80,747)	141,869
ABS	17,776	(6)	4,869	48,555	—	(30,343)	40,851

Total fixed income securities	555,012	(29,258)	102,802	66,821	68,970	(172,988)	591,359
Other investments:
Free-standing derivatives, net	(872)	(3,997)	—	1,858	—	—	(3,011	)(2)
Other assets	(5,059)	189	—	—	—	—	(4,870)

Total recurring Level 3 assets	$549,081	$(33,066)	$102,802	$68,679	$68,970	$(172,988)	$583,478

Liabilities
Contractholder funds:
Derivatives embedded in annuity contracts	$(13,211)	$(4,333)	$—	$—	$—	$—	$(17,544)

Total recurring Level 3 liabilities	$(13,211)	$(4,333)	$—	$—	$—	$—	$(17,544)

(1)

The effect to net income totals $(37.4) million and is reported in the Statements of Operations and Comprehensive Income as follows: $(41.2) million in realized capital gains and losses, $8.1 million in net investment income and $(4.3) million in contract benefits.

(2)	Comprises $469 thousand of assets and $3.5 million of liabilities.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

There were no transfers between Level 1 and Level 2 during 2012, 2011 or 2010.

During 2011, certain RMBS, CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets. Additionally, in 2011 certain ABS that were valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable. During 2010, certain ABS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

Transfers into Level 3 during 2012, 2011 and 2010 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs have not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2012, 2011 and 2010 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2012	2011	2010
Assets
Fixed income securities:
Municipal	$54	$151	$169
Corporate	4,912	8,193	11,553
RMBS	—	—	(4,483)
CMBS	—	—	(7,784)

Total fixed income securities	4,966	8,344	(545)
Other investments:
Free-standing derivatives, net	(279)	(1,714)	(2,868)
Other assets	17,786	21,739	189

Total recurring Level 3 assets	$22,473	$28,369	$(3,224)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$3,977	$(4,310)	$(4,333)

Total recurring Level 3 liabilities	$3,977	$(4,310)	$(4,333)

The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $26.5 million in 2012 and are reported as follows: $16.3 million in realized capital gains and losses, $6.2 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits. These gains and losses total $24.1 million in 2011 and are reported as follows: $16.5 million in realized capital gains and losses, $11.9 million in net investment income, $(156) thousand in interest credited to contractholder funds and $(4.2) million in contract benefits. These gains and losses total $(7.6) million in 2010 and are reported as follows: $(15.6) million in realized capital gains and losses, $12.3 million in net investment income and $(4.3) million in contract benefits.

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

	December 31, 2012		December 31, 2011
($ in thousands)	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$570,365	$602,516	$564,847	$588,344
Cost method limited partnerships	29,746	30,920	32,355	31,257
Notes due from related party	2,833	2,833	5,581	5,581

The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values of the underlying funds. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships and notes due from related party are categorized as Level 3.

Financial liabilities

	December 31, 2012		December 31, 2011
($ in thousands)	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$3,050,538	$3,222,131	$3,431,056	$3,521,443
Liability for collateral	59,772	59,772	61,097	61,097

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company’s own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company’s own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company’s own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurements for contractholder funds on investment contracts are categorized as Level 3. The fair value measurements for liability for collateral are categorized as Level 2.

Derivative Financial Instruments and Off-balance sheet Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments and Off-balance sheet Financial Instruments
7.	Derivative Financial Instruments and Off-balance sheet Financial Instruments

The Company uses derivatives to manage risks with certain assets arising from the potential adverse impacts from changes in risk-free interest rates and foreign currency fluctuations. The Company does not use derivatives for speculative purposes. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps and caps are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with holding foreign currency denominated investments. The Company also has a reinsurance treaty that is recorded as a derivative instrument, under which it primarily cedes reinvestment related risk on its structured settlement annuities to ALIC.

The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are guaranteed minimum accumulation and withdrawal benefits in reinsured variable annuity contracts; equity options in life product contracts, which provide equity returns to contractholders; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Statements of Financial Position. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.

Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2012. None of these derivatives are designated as accounting hedging instruments.

	Asset derivatives
($ in thousands)	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other investments	$152,400	$306	$306	$—
Embedded derivative financial instruments
Conversion options	Fixed income securities	1,000	83	83	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	34,655	34,655	—

Total asset derivatives		$153,400	$35,044	$35,044	$—

	Liability derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	$148,926	$(15,508)	$—	$(15,508)
Guaranteed withdrawal benefits	Contractholder funds	29,800	(2,071)	—	(2,071)
Equity-indexed options in life product contracts	Contractholder funds	6,589	(298)	—	(298)

Total liability derivatives		$185,315	$(17,877)	$—	$(17,877)

Total derivatives		$338,715	$17,167

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2011. None of these derivatives are designated as accounting hedging instruments.

($ in thousands)	Asset derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other investments	$52,000	$—	$—	$—
Embedded derivative financial instruments
Conversion options	Fixed income securities	1,000	96	96	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	16,869	16,869	—

Total asset derivatives		$53,000	$16,965	$16,965	$—

	Liability derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$176,500	$(2,867)	$38	$(2,905)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	164,425	(18,656)	—	(18,656)
Guaranteed withdrawal benefits	Contractholder funds	33,458	(3,042)	—	(3,042)
Equity-indexed options in life product contracts	Contractholder funds	4,143	(156)	—	(156)

Total liability derivatives		$378,526	$(24,721)	$38	$(24,759)

Total derivatives		$431,526	$(7,756)

The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for 2010. There were no cash flow hedges outstanding during 2012 and 2011.

($ in thousands)	2010
Effective portion
Gain recognized in OCI on derivatives during the period	$—
Gain recognized in OCI on derivatives during the term of the hedging relationship	—
Loss reclassified from AOCI into income (net investment income)	(2)
Gain reclassified from AOCI into income (realized capital gains and losses)	311
Ineffective portion and amount excluded from effectiveness testing
Gain recognized in income on derivatives (realized capital gains and losses)	—

The following table presents gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Statements of Operations and Comprehensive Income for the years ended December 31.

	Realized capital gains and losses			Contract benefits			Interest credited to contractholder funds		Total gain (loss) recognized in net income on derivatives
($ in thousands)	2012	2011	2010	2012	2011	2010	2012	2011	2012	2011	2010
Interest rate contracts	$(296)	$(3,153)	$(40,261)	$—	$—	$—	$—	$—	$(296)	$(3,153)	$(40,261)
Embedded derivative financial instruments	(13)	3	494	4,119	(4,154)	(4,334)	(142)	(156)	3,964	(4,307)	(3,840)
Other contracts-structured settlement annuity reinsurance agreement	14,276	18,246	(3,277)	—	—	—	—	—	14,276	18,246	(3,277)

Total	$13,967	$15,096	$(43,044)	$4,119	$(4,154)	$(4,334)	$(142)	$(156)	$17,944	$10,786	$(47,378)

The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2012, the Company did not have any collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in thousands)	2012				2011
Rating(1)	Number of counter- parties	Notional Amount(2)	Credit exposure(2)	Exposure, net of collateral(2)	Number of counter- parties	Notional Amount(2)	Credit exposure(2)	Exposure, net of collateral(2)
A+	1	$18,800	$209	$209	—	$—	$—	$—
A	1	7,900	45	45	—	—	—	—
A-	2	68,700	21	21	—	—	—	—
BBB+	1	5,000	31	31	1	52,000	—	—

Total	5	$100,400	$306	$306	1	$52,000	$—	$—

(1)	Rating is the lower of S&P or Moody’s ratings.
(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.

Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if the Company’s financial strength credit ratings by Moody’s or S&P fall below a certain level or in the event the Company is no longer rated by either Moody’s or S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on the Company’s financial strength credit ratings by Moody’s or S&P, or in the event the Company is no longer rated by either Moody’s or S&P.

The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in thousands)	2012	2011
Gross liability fair value of contracts containing credit-risk-contingent features	$—	$265
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	—	(38)

Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$—	$227

Off-balance sheet financial instruments

The contractual amounts of off-balance-sheet financial instruments relating to commitments to invest in limited partnership interests and commitments to extend mortgage loans totaled $118.6 million and $4.0 million respectively, as of December 31, 2012 and $119.2 million and $22.1 million, respectively, as of December 31, 2011. The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.

Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $80 thousand as of December 31, 2012, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

Reserve for Life-Contingent Contract Benefits and Contractholder Funds	12 Months Ended
Dec. 31, 2012
Reserve for Life-Contingent Contract Benefits and Contractholder Funds

8. Reserve for Life-Contingent Contract Benefits and Contractholder Funds

As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2012	2011
Immediate fixed annuities:
Structured settlement annuities	$2,080,767	$1,977,566
Other immediate fixed annuities	34,068	25,447
Traditional life insurance	185,534	171,971
Accident and health insurance	8,188	7,159
Other	2,324	2,433

Total reserve for life-contingent contract benefits	$2,310,881	$2,184,576

The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.6% to 9.2%	Present value of contractually specified future benefits

Other immediate fixed annuities	1983 individual annuity mortality table; 1983 individual annuity mortality table with internal modifications; Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 0.3% to 11.5%	Present value of expected future benefits based on historical experience

Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims

Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 5.5% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims

Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 4.0% to 5.8%	Projected benefit ratio applied to cumulative assessments

(1)

In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $360.9 million and $270.8 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2012 and 2011, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

As of December 31, contractholder funds consist of the following:

($ in thousands)	2012	2011
Interest-sensitive life insurance	$684,584	$672,413
Investment contracts:
Fixed annuities	3,242,717	3,641,579
Other investment contracts	31,139	30,905

Total contractholder funds	$3,958,440	$4,344,897

The following table highlights the key contract provisions relating to contractholder funds:

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 11.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.7% to 5.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0% to 9.2% for immediate annuities and 1.0% to 6.3% for other fixed annuities	Either a declining or a level percentage
charge generally over ten years or less.
Additionally, approximately 13.3% of
fixed annuities are subject to market
value adjustment for discretionary
withdrawals

Other investment contracts: Guaranteed minimum income, accumulation and withdrawal benefits on variable annuities (1) and secondary guarantees on interest-sensitive life insurance and fixed annuities	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

(1)	In 2006, the Company disposed its variable annuity business through a reinsurance agreement with Prudential.

Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2012	2011
Balance, beginning of year	$4,344,897	$4,688,791
Deposits	115,708	121,999
Interest credited	144,284	154,657
Benefits	(149,800)	(155,403)
Surrenders and partial withdrawals	(409,575)	(381,834)
Contract charges	(67,695)	(65,034)
Net transfers from (to) separate accounts	38	(55)
Other adjustments	(19,417)	(18,224)

Balance, end of year	$3,958,440	$4,344,897

The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuities contracts’ separate accounts with guarantees included $380.7 million and $405.7 million of equity, fixed income and balanced mutual funds and $51.3 million and $63.8 million of money market mutual funds as of December 31, 2012 and 2011, respectively.

The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2012	2011
In the event of death
Separate account value	$432.0	$469.5
Net amount at risk (1)	$27.8	$58.6
Average attained age of contractholders	64 years	64 years

At annuitization (includes income benefit guarantees)
Separate account value	$30.5	$32.0
Net amount at risk (2)	$4.5	$7.4
Weighted average waiting period until annuitization options available	1 year	2 years

For cumulative periodic withdrawals
Separate account value	$29.1	$32.5
Net amount at risk (3)	$0.5	$0.9

Accumulation at specified dates
Separate account value	$148.0	$163.2
Net amount at risk (4)	$5.1	$10.0
Weighted average waiting period until guarantee date	5 years	5 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

The following table summarizes the liabilities for guarantees:

($ in thousands)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2011 (1)	$7,572	$3,971	$21,698	$33,241
Less reinsurance recoverables	2,336	3,963	21,698	27,997

Net balance as of December 31, 2011	5,236	8	—	5,244
Incurred guarantee benefits	3,150	—	—	3,150
Paid guarantee benefits	—	—	—	—

Net change	3,150	—	—	3,150
Net balance as of December 31, 2012	8,386	8	—	8,394
Plus reinsurance recoverables	2,077	5,166	17,579	24,822

Balance, December 31, 2012 (2)	$10,463	$5,174	$17,579	$33,216

Balance, December 31, 2010 (3)	$3,246	$4,586	$17,544	$25,376
Less reinsurance recoverables	1,862	4,578	17,544	23,984

Net balance as of December 31, 2010	1,384	8	—	1,392
Incurred guarantee benefits	3,852	—	—	3,852
Paid guarantee benefits	—	—	—	—

Net change	3,852	—	—	3,852
Net balance as of December 31, 2011	5,236	8	—	5,244
Plus reinsurance recoverables	2,336	3,963	21,698	27,997

Balance, December 31, 2011 (1)	$7,572	$3,971	$21,698	$33,241

(1)

Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $2.3 million, variable annuity income benefits of $4.0 million, variable annuity accumulation benefits of $18.7 million, variable annuity withdrawal benefits of $3.0 million and other guarantees of $5.2 million.

(2)

Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $2.1 million, variable annuity income benefits of $5.2 million, variable annuity accumulation benefits of $15.5 million, variable annuity withdrawal benefits of $2.1 million and other guarantees of $8.4 million.

(3)

Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $1.9 million, variable annuity income benefits of $4.6 million, variable annuity accumulation benefits of $15.1 million and variable annuity withdrawal benefits of $2.4 million and other guarantees of $1.4 million.

Reinsurance	12 Months Ended
Dec. 31, 2012
Reinsurance

9. Reinsurance

The Company reinsures certain of its risks to unaffiliated reinsurers and ALIC under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. As of December 31, 2012 and 2011, for certain term life insurance policies, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance. Further, the Company cedes the mortality risk associated with coverage in excess of $250 thousand per life to ALIC.

In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $224.5 million and $244.5 million as of December 31, 2012 and 2011, respectively, due from Prudential related to the disposal of its variable annuity business that was effected through reinsurance agreements. In 2012, premiums and contract charges of $8.4 million, contract benefits of $1.9 million, interest credited to contractholder funds of $6.0 million, and operating costs and expenses of $1.4 million were ceded to Prudential. In 2011, premiums and contract charges of $11.4 million, contract benefits of $5.4 million, interest credited to contractholder funds of $6.8 million, and operating costs and expenses of $1.7 million were ceded to Prudential. In 2010, premiums and contract charges of $12.4 million, contract benefits of $5.7 million, interest credited to contractholder funds of $8.5 million, and operating costs and expenses of $1.7 million were ceded to Prudential. In addition, as of December 31, 2012 and 2011 the Company had reinsurance recoverables of $325 thousand and $256 thousand, respectively, due from a subsidiary of Citigroup (Triton Insurance Company) in connection with the disposition of the direct response distribution business in 2003.

As of December 31, 2012, the gross life insurance in force was $37.13 billion of which $6.72 billion and $10.14 billion was ceded to affiliated and unaffiliated reinsurers, respectively.

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$152,197	$156,130	$155,865
Assumed - non-affiliate	849	889	955
Ceded
Affiliate	(35,904)	(31,505)	(30,797)
Non-affiliate	(23,417)	(26,863)	(28,873)

Premiums and contract charges, net of reinsurance	$93,725	$98,651	$97,150

The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$196,463	$207,769	$207,433
Assumed - non-affiliate	709	682	877
Ceded
Affiliate	(4,865)	(6,570)	(6,079)
Non-affiliate	(11,393)	(17,715)	(19,445)

Contract benefits, net of reinsurance	$180,914	$184,166	$182,786

The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$150,355	$161,283	$176,523
Assumed - non-affiliate	17	19	19
Ceded
Non-affiliate	(6,032)	(6,855)	(8,457)

Interest credited to contractholder funds, net of reinsurance	$144,340	$154,447	$168,085

In addition to amounts included in the table above are reinsurance premiums ceded to ALIC of $3.5 million in each of 2012, 2011 and 2010 under the terms of the structured settlement annuity reinsurance agreement (see Note 4).

Deferred Policy Acquisition and Sales Inducement Costs	12 Months Ended
Dec. 31, 2012
Deferred Policy Acquisition and Sales Inducement Costs

10. Deferred Policy Acquisition and Sales Inducement Costs

Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Balance, beginning of year	$132,614	$136,377	$172,597
Acquisition costs deferred	19,423	17,842	17,685
Amortization charged to income	(13,145)	(11,102)	(12,370)
Effect of unrealized gains and losses	(8,691)	(10,503)	(41,535)

Balance, end of year	$130,201	$132,614	$136,377

DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in thousands)	2012	2011	2010
Balance, beginning of year	$2,019	$2,024	$11,091
Sales inducements deferred	409	526	1,048
Amortization charged to income	(465)	(316)	(3,375)
Effect of unrealized gains and losses	(246)	(215)	(6,740)

Balance, end of year	$1,717	$2,019	$2,024

Guarantees and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Guarantees and Contingent Liabilities

11. Guarantees and Contingent Liabilities

Guaranty funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2012 and 2011, the liability balance included in other liabilities and accrued expenses was $12.4 million and $12.5 million, respectively. The related premium tax offsets included in other assets were $8.3 million and $8.3 million as of December 31, 2012 and 2011, respectively.

Executive Life Insurance Company of New York (“ELNY”) has been under the jurisdiction of the New York Liquidation Bureau (the “Bureau”) as part of a 1992 court-ordered rehabilitation plan. ELNY continues to fully pay annuity benefits when due. The Superintendent of Insurance of the State of New York in conjunction with the New York Attorney General filed a proposed formal plan of liquidation on September 1, 2011 and a court order approving the plan, as amended, was entered on April 16, 2012. On May 30, 2012, an attorney representing a number of ELNY payees filed a notice, appealing the ELNY Order of Liquidation. On February 6, 2013, the New York Appellate Division issued its order on that appeal and affirmed the lower court’s order of liquidation. The attorney representing those payees has indicated that he will appeal this most recent decision. Assessments will not begin until the completion of the appeals process. The current publicly available estimated shortfall from the Bureau is $1.57 billion. New York law currently contains an aggregate limit on insurer assessments by the guaranty fund, the Life Insurance Corporation of New York, of $558 million, of which approximately $40 million has been used. The Company’s three-year average market share for New York as of December 31, 2010, based on assessable premiums, was approximately 1.7%.

As of December 31, 2012, the accrued liability for the Company’s estimated aggregate exposure is $7 million, net of state related taxes, which includes $12 million pre-tax for guaranty fund assessments and $3 million pre-tax for participation in an industry sponsored plan to supplement certain ELNY policyholders. The ultimate cost will depend on the approved court ordered liquidation plan, the level of guaranty fund system participation and the realization of tax benefits. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future state related taxes.

Guarantees

Related to the disposal through reinsurance of our variable annuity business to Prudential in 2006, the Company, ALIC and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company and ALIC have agreed to retain. In addition, the Company, ALIC and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and ALIC and their agents, including in connection with the Company’s and ALIC’s provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

The aggregate liability balance related to all guarantees was not material as of December 31, 2012.

Regulation and Compliance

The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.

The Company is currently subject to an industry-wide New York Department of Financial Services inquiry related to unclaimed property laws. It is possible that this inquiry may result in additional payments of abandoned funds and to changes in the Company’s practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

12. Income Taxes

The Company joins with the Corporation and its other subsidiaries (the “Allstate Group”) in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company’s annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Allstate Group’s federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Allstate Group’s tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

The Company had no liability for unrecognized tax benefits as of December 31, 2012 or 2011, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2012	2011
Deferred assets
Unrealized foreign currency translation adjustments	$316	$92
Life and annuity reserves	—	2,010
Accrued liabilities	181	178
Other assets	106	96

Total deferred assets	603	2,376

Deferred liabilities
Unrealized net capital gains	(131,011)	(104,829)
Difference in tax bases of investments	(39,939)	(30,259)
DAC	(26,185)	(21,778)
Life and annuity reserves	(4,445)	—
Other liabilities	(5,078)	(5,346)

Total deferred liabilities	(206,658)	(162,212)

Net deferred liability	$(206,055)	$(159,836)

Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized. There was no valuation allowance for deferred tax assets as of December 31, 2012 or 2011.

The components of income tax expense for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Current	$7,286	$1,036	$209
Deferred	20,260	36,326	4,609

Total income tax expense	$27,546	$37,362	$4,818

The Company received refunds of $5.9 million, $6.0 million and $3.5 million in 2012, 2011 and 2010, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income tax expense	1.7	1.2	11.8
Dividends received deduction	(0.7)	(0.5)	(5.4)
Tax credits	(0.5)	(0.5)	(3.9)
Adjustment to prior year tax liabilities	—	—	(1.3)
Other	—	—	0.3

Effective income tax rate	35.5%	35.2%	36.5%

Statutory Financial Information and Dividend Limitations	12 Months Ended
Dec. 31, 2012
Statutory Financial Information and Dividend Limitations
13.	Statutory Financial Information and Dividend Limitations

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The State of New York requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of New York Insurance Superintendent. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

Statutory net income was $18.8 million and $46.0 million in 2012 and 2011, respectively. Statutory net loss was $(17.3) million in 2010. Statutory capital and surplus was $540.0 million and $524.0 million as of December 31, 2012 and 2011, respectively.

Dividend Limitations

The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the New York State Insurance Department (“NYSID”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company paid no dividends in 2012. The maximum amount of dividends that the Company can pay without prior NYSID approval during 2013 is $54.0 million. Any dividend must be paid out of unassigned surplus, which totaled $399.9 million as of December 31, 2012, and cannot result in capital and surplus being less than the minimum amount required by law. All state insurance regulators have adopted risk-based capital (“RBC”) requirements developed by the NAIC. Maintaining statutory capital and surplus at a level in excess of the company action level allows the insurance company to avoid RBC regulatory action. The Company’s total statutory capital and surplus exceeds its company action level RBC as of December 31, 2012.

Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefit Plans

14. Benefit Plans

Pension and other postretirement plans

Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $3.6 million, $2.3 million and $3.3 million in 2012, 2011 and 2010, respectively.

The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire (“postretirement benefits”). The credit allocated to the Company for postretirement benefits other than pension plans was $14 thousand and $84 thousand in 2012 and 2011, respectively, and the cost allocated to the Company was $47 thousand in 2010.

The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Allstate 401(k) Savings Plan

Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $717 thousand, $700 thousand and $492 thousand in 2012, 2011 and 2010, respectively.

Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income

15. Other Comprehensive Income

The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in thousands)	2012
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$75,239	$(26,333)	$48,906
Less: reclassification adjustment of realized capital gains and losses	431	(151)	280

Unrealized net capital gains and losses	74,808	(26,182)	48,626
Unrealized foreign currency translation adjustments	(642)	225	(417)

Other comprehensive income	$74,166	$(25,957)	$48,209

	2011
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$110,583	$(38,704)	$71,879
Less: reclassification adjustment of realized capital gains and losses	28,264	(9,892)	18,372

Unrealized net capital gains and losses	82,319	(28,812)	53,507
Unrealized foreign currency translation adjustments	(262)	92	(170)

Other comprehensive income	$82,057	$(28,720)	$53,337

	2010
	Pre-tax	Tax	After-tax
Unrealized net holding losses arising during the period, net of related offsets	$176,743	$(61,860)	$114,883
Less: reclassification adjustment of realized capital gains and losses	(2,361)	826	(1,535)

Unrealized net capital gains and losses	179,104	(62,686)	116,418

Other comprehensive income	$179,104	$(62,686)	$116,418

Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2012
Summary of Investments Other Than Investments in Related Parties

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE I—SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2012

($ in thousands)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$333,787	$417,047	$417,047
States, municipalities and political subdivisions	704,032	818,661	818,661
Foreign governments	303,649	396,541	396,541
Public utilities	818,353	935,815	935,815
Convertibles and bonds with warrants attached	10,321	11,262	11,262
All other corporate bonds	2,653,746	2,951,449	2,951,449
Residential mortgage-backed securities	284,885	295,678	295,678
Commercial mortgage-backed securities	195,605	200,716	200,716
Asset-backed securities	98,415	102,126	102,126
Redeemable preferred stocks	9,087	10,630	10,630

Total fixed maturities	5,411,880	$6,139,925	6,139,925

Equity securities:
Common stocks:
Industrial, miscellaneous and all other	133,733	$164,971	164,971

Mortgage loans on real estate (none acquired in satisfaction of debt)	570,365	$602,516	570,365

Policy loans	41,150		41,150
Derivative instruments	306	$306	306

Limited partnership interests	99,820		99,820
Other long-term investments	2,833		2,833
Short-term investments	61,947	$61,948	61,948

Total investments	$6,322,034		$7,081,318

Reinsurance	12 Months Ended
Dec. 31, 2012
Reinsurance

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE IV - REINSURANCE

($ in thousands)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2012
Life insurance in force	$36,532,268	$16,858,998	$602,378	$20,275,648	3.0%

Premiums and contract charges:
Life insurance	$138,973	$57,654	$849	$82,168	1.0%
Accident and health insurance	13,224	1,667	—	11,557	—%

Total premiums and contract charges	$152,197	$59,321	$849	$93,725	0.9%

Year ended December 31, 2011
Life insurance in force	$35,166,813	$16,567,759	$623,979	$19,223,033	3.2%

Premiums and contract charges:
Life insurance	$143,652	$56,534	$889	$88,007	1.0%
Accident and health insurance	12,478	1,834	—	10,644	—%

Total premiums and contract charges	$156,130	$58,368	$889	$98,651	0.9%

Year ended December 31, 2010
Life insurance in force	$34,597,944	$15,803,458	$663,707	$19,458,193	3.4%

Premiums and contract charges:
Life insurance	$143,571	$57,638	$955	$86,888	1.1%
Accident and health insurance	12,294	2,032	—	10,262	—%

Total premiums and contract charges	$155,865	$59,670	$955	$97,150	1.0%

(1)	No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.

Valuation Allowances and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation Allowances and Qualifying Accounts

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE V—VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in thousands)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period
Year ended December 31, 2012
Allowance for estimated losses on mortgage loans	$637	$(637)	$—	$—	$—
Year ended December 31, 2011
Allowance for estimated losses on mortgage loans	$1,670	$1,642	$—	$2,675	$637
Year ended December 31, 2010
Allowance for estimated losses on mortgage loans	$4,250	$2,922	$—	$5,502	$1,670

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Investments

Investments

Fixed income securities include bonds, residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”) and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs (“DAC”), certain deferred sales inducement costs (“DSI”) and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Statements of Cash Flows.

Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

Equity securities primarily include exchange traded funds. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

Investments in limited partnership interests, including interests in private equity/debt funds, where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting (“EMA”).

Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments consist of notes due from related party and derivatives. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.

Investment income primarily consists of interest, dividends, income from certain derivative transactions, income from cost method limited partnership interests, and, in 2012, income from EMA limited partnership interests. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For other RMBS, CMBS and ABS, the effective yield is recalculated on a retrospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company’s share of the overall earnings of the partnerships, and is recognized on a delay due to the availability of the related financial statements. Income recognition on private equity/debt funds is generally on a three month delay.

Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and, in 2011 and 2010, income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis.

Derivative and Embedded Derivative Financial Instruments

Derivative and embedded derivative financial instruments

Derivative financial instruments include interest rate swaps and caps, foreign currency swaps and a reinvestment related risk transfer reinsurance agreement with ALIC that meets the accounting definition of a derivative (see Note 4). Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments (“subject to bifurcation”) are embedded in certain fixed income securities, equity-indexed life contracts and reinsured variable annuity contracts.

All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Statements of Cash Flows.

When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

Cash flow hedges  For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

Termination of hedge accounting  If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances.

When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

Non-hedge derivative financial instruments  For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

Securities Loaned

Securities loaned

The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments and fixed income securities. These transactions are short-term in nature, usually 30 days or less.

The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

Recognition of Premium Revenues and Contract Charges, and Related Benefits and Interest Credited

Recognition of premium revenues and contract charges, and related benefits and interest credited

Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life contracts are generally based on an equity index, such as the Standard & Poor’s (“S&P”) 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. All of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

Deferred Policy Acquisition and Sales Inducement Costs

Deferred policy acquisition and sales inducement costs

Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents’ and brokers’ remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

Reinsurance

Reinsurance

In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

The Company has a reinsurance treaty with ALIC through which it primarily cedes reinvestment related risk on its structured settlement annuities. The terms of the treaty meet the accounting definition of a derivative. Accordingly, the treaty is recorded in the Statement of Financial Position at fair value. Changes in the fair value of the treaty and premiums paid to ALIC are recognized in realized capital gains and losses.

Income Taxes

Income taxes

The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, differences in tax bases of invested assets and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for Life-Contingent Contract Benefits

Reserve for life-contingent contract benefits

The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

Contractholder Funds

Contractholder funds

Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

Separate Accounts

Separate accounts

Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. All of the Company’s variable annuity business was reinsured beginning in 2006.

Off-Balance-Sheet Financial Instruments

Off-balance sheet financial instruments

Commitments to invest, commitments to extend mortgage loans and financial guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Statements of Financial Position (see Note 7 and Note 11).

Adopted Accounting Standards

Adopted accounting standards

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the Financial Accounting Standards Board (“FASB”) issued guidance modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance contracts. The guidance specifies that the costs must be directly related to the successful acquisition of insurance contracts. The guidance also specifies that advertising costs should be included as deferred acquisition costs only when the direct-response advertising accounting criteria are met. The Company adopted the new guidance on a retrospective basis as of January 1, 2012. The cumulative effect of the adoption to shareholder’s equity as of January 1, 2010 was a decrease of $19.7 million, net of taxes. In future periods, operating costs and expenses will increase since a lower amount of acquisition costs will be capitalized, which will be partially offset by a decrease in amortization of DAC due to the retrospective reduction of the DAC balance. The impacts of the retrospective adjustments on previously issued financial statements are summarized in the following table.

($ in thousands)	2011		2010
	Previously reported	As Adjusted	Previously reported	As Adjusted
For the years ended December 31,
Amortization of DAC	$12,091	$11,102	$16,437	$12,370
Operating costs and expenses	35,821	41,880	36,540	43,558
Income tax expense	39,137	37,362	5,851	4,818
Net income	72,165	68,870	10,297	8,379

As of December 31,
DAC	$169,216	$132,614
Reserve for life-contingent contract benefits	2,196,708	2,184,576
Deferred income taxes	168,401	159,836
Retained income	622,618	597,045
Unrealized adjustment to DAC, DSI and insurance reserves	(195,485)	(185,817)

Criteria for Determining Effective Control for Repurchase Agreements

In April 2011, the FASB issued guidance modifying the assessment criteria of effective control for repurchase agreements. The new guidance removes the criteria requiring an entity to have the ability to repurchase or redeem financial assets on substantially the agreed terms and the collateral maintenance guidance related to that criteria. The guidance is to be applied prospectively to transactions or modifications of existing transactions that occur during reporting periods beginning on or after December 15, 2011. The adoption of this guidance as of January 1, 2012 had no impact on the Company’s results of operations or financial position.

Amendments to Fair Value Measurement and Disclosure Requirements

In May 2011, the FASB issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. The adoption of this guidance as of January 1, 2012 had no impact on the Company’s results of operations or financial position.

Pending Accounting Standard

Pending accounting standards

Disclosures about Offsetting Assets and Liabilities

In December 2011 and January 2013, the FASB issued guidance requiring expanded disclosures, including both gross and net information, for derivatives, repurchase agreements and securities lending transactions that are either offset in the reporting entity’s financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for reporting periods beginning on or after January 1, 2013 and is to be applied retrospectively. The new guidance affects disclosures only and will have no impact on the Company’s results of operations or financial position.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, the FASB issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2012. The new guidance affects disclosures only and will have no impact on the Company’s results of operations or financial position.

General (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Premiums and Contract Charges by Product

The following table summarizes premiums and contract charges by product.

($ in thousands)	2012	2011	2010
Premiums
Traditional life insurance	$19,828	$20,728	$20,215
Immediate annuities with life contingencies	6,653	12,434	14,610
Accident and health insurance	11,556	10,644	10,262

Total premiums	38,037	43,806	45,087

Contract charges
Interest-sensitive life insurance	54,357	52,228	48,453
Fixed annuities	1,331	2,617	3,610

Total contract charges	55,688	54,845	52,063

Total premiums and contract charges	$93,725	$98,651	$97,150

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Impacts of Retrospective Adjustments on Previously Issued Financial Statements

The impacts of the retrospective adjustments on previously issued financial statements are summarized in the following table.

($ in thousands)	2011		2010
	Previously reported	As Adjusted	Previously reported	As Adjusted
For the years ended December 31,
Amortization of DAC	$12,091	$11,102	$16,437	$12,370
Operating costs and expenses	35,821	41,880	36,540	43,558
Income tax expense	39,137	37,362	5,851	4,818
Net income	72,165	68,870	10,297	8,379

As of December 31,
DAC	$169,216	$132,614
Reserve for life-contingent contract benefits	2,196,708	2,184,576
Deferred income taxes	168,401	159,836
Retained income	622,618	597,045
Unrealized adjustment to DAC, DSI and insurance reserves	(195,485)	(185,817)

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information

($ in thousands)	2012	2011	2010
Net change in proceeds managed
Net change in short-term investments	$1,325	$66,886	$21,379

Operating cash flow provided	$1,325	$66,886	$21,379

Net change in liabilities
Liabilities for collateral, beginning of year	$(61,097)	$(127,983)	$(149,362)
Liabilities for collateral, end of year	(59,772)	(61,097)	(127,983)

Operating cash flow used	$(1,325)	$(66,886)	$(21,379)

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in thousands)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses
December 31, 2012
U.S. government and agencies	$333,787	$83,260	$—	$417,047
Municipal	704,032	123,669	(9,040)	818,661
Corporate	3,482,420	423,330	(7,224)	3,898,526
Foreign government	303,649	92,986	(94)	396,541
RMBS	284,885	11,708	(915)	295,678
CMBS	195,605	11,871	(6,760)	200,716
ABS	98,415	4,652	(941)	102,126
Redeemable preferred stock	9,087	1,543	—	10,630

Total fixed income securities	$5,411,880	$753,019	$(24,974)	$6,139,925

December 31, 2011
U.S. government and agencies	$366,968	$93,127	$—	$460,095
Municipal	723,467	80,451	(14,162)	789,756
Corporate	3,495,248	346,055	(24,289)	3,817,014
Foreign government	283,135	93,806	—	376,941
RMBS	432,808	17,837	(4,899)	445,746
CMBS	257,768	5,218	(28,796)	234,190
ABS	119,967	3,475	(3,311)	120,131
Redeemable preferred stock	9,144	467	—	9,611

Total fixed income securities	$5,688,505	$640,436	$(75,457)	$6,253,484

Schedule of Net Investment Income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$305,849	$326,000	$341,612
Mortgage loans	32,882	30,726	30,374
Equity securities	3,589	2,818	2,626
Limited partnership interests(1)	13,316	3,157	—
Short-term investments	355	525	681
Policy loans	2,600	2,628	2,626
Other	220	679	1,145

Investment income, before expense	358,811	366,533	379,064
Investment expense	(12,616)	(10,264)	(10,369)

Net investment income	$346,195	$356,269	$368,695

(1)	Income from EMA limited partnerships is reported in net investment income in 2012 and realized capital gains and losses in 2011 and 2010.

Schedule of Realized Capital Gains and Losses by Asset Type

Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$2,545	$10,600	$(19,445)
Mortgage loans	1,452	(1,119)	(2,534)
Equity securities	—	9,575	19,009
Limited partnership interests(1)	(221)	8,752	(146)
Derivatives	13,967	15,096	(42,733)
Short-term investments	—	3	—

Realized capital gains and losses	$17,743	$42,907	$(45,849)

(1)	Income from EMA limited partnerships is reported in net investment income in 2012 and realized capital gains and losses in 2011 and 2010.

Schedule of Realized Capital Gains and Losses by Transaction Type

Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Impairment write-downs	$(5,144)	$(18,129)	$(31,370)
Change in intent write-downs	(310)	(1,449)	(11,226)

Net other-than-temporary impairment losses recognized in earnings	(5,454)	(19,578)	(42,596)
Sales	9,230	38,631	39,937
Valuation of derivative instruments	13,966	16,552	(37,932)
Settlements of derivative instruments	1	(1,456)	(5,112)
EMA limited partnership income	—	8,758	(146)

Realized capital gains and losses	$17,743	$42,907	$(45,849)

Schedule of Other-Than-Temporary Impairment Losses by Asset Type

Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2012			2011			2010
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$(406)	$—	$(406)	$(8,328)	$—	$(8,328)
Corporate	(2,301)	(476)	(2,777)	(5,259)	1,567	(3,692)	(7,500)	141	(7,359)
RMBS	(531)	(360)	(891)	(2,210)	91	(2,119)	(3,146)	(1,882)	(5,028)
CMBS	—	(2,423)	(2,423)	(12,287)	568	(11,719)	(23,179)	4,220	(18,959)

Total fixed income securities	(2,832)	(3,259)	(6,091)	(20,162)	2,226	(17,936)	(42,153)	2,479	(39,674)
Mortgage loans	637	—	637	(1,642)	—	(1,642)	(2,922)	—	(2,922)

Other-than-temporary impairment losses	$(2,195)	$(3,259)	$(5.454)	$(21,804)	$2,226	$(19,578)	$(45,075)	$2,479	$(42,596)

Schedule of Other-Than-Temporary Impairment Losses on Fixed Income Securities Included in Accumulated other Comprehensive Income

The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $268 thousand and $4.4 million as of December 31, 2012 and 2011, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in thousands)	December 31, 2012	December 31, 2011
Corporate	$—	$(1,567)
RMBS	(58)	(7,522)
CMBS	—	(2,550)

Total	$(58)	$(11,639)

Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held

Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in thousands)	2012	2011	2010
Beginning balance	$(11,503)	$(24,172)	$(25,493)
Additional credit loss for securities previously other-than-temporarily impaired	(4,796)	(4,387)	(2,050)
Additional credit loss for securities not previously other-than-temporarily impaired	(985)	(12,100)	(26,398)
Reduction in credit loss for securities disposed or collected	15,599	28,304	28,071
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	—	7	1,698
Change in credit loss due to accretion of increase in cash flows	—	845	—

Ending balance	$(1,685)	$(11,503)	$(24,172)

Schedule of Unrealized Net Capital Gains and Losses Included in Accumulated Other Comprehensive Income

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2012
Fixed income securities	$6,139,925	$753,019	$(24,974)	$728,045
Equity securities	164,971	31,555	(317)	31,238
Short-term investments	61,948	1	—	1
EMA limited partnerships (1)				127

Unrealized net capital gains and losses, pre-tax				759,411

Amounts recognized for:
Insurance reserves (2)				(360,887)
DAC and DSI (3)				(24,206)

Amounts recognized				(385,093)
Deferred income taxes				(131,011)

Unrealized net capital gains and losses, after-tax				$243,307

(1)

Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross gains and losses are not applicable.

(2)

The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to certain payout annuities with life contingencies.

(3)

The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

December 31, 2011	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
Fixed income securities	$6,253,484	$640,436	$(75,457)	$564,979
Equity securities	104,178	20,377	—	20,377
Short-term investments	148,829	2	(5)	(3)
EMA limited partnerships				30

Unrealized net capital gains and losses, pre-tax				585,383

Amounts recognized for:
Insurance reserves				(270,829)
DAC and DSI				(15,044)

Amounts recognized				(285,873)
Deferred income taxes				(104,829)

Unrealized net capital gains and losses, after-tax				$194,681

Schedule of Change in Unrealized net Capital Gains and Losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$163,066	$265,163	$299,286
Equity securities	10,861	(4,834)	2,068
Short-term investments	4	(3)	3
Derivative instruments	—	—	(309)
EMA limited partnerships	97	30	—

Total	174,028	260,356	301,048

Amounts recognized for:
Insurance reserves	(90,058)	(167,226)	(73,544)
DAC and DSI	(9,162)	(10,811)	(48,400)

Amounts recognized	(99,220)	(178,037)	(121,944)
Deferred income taxes	(26,182)	(28,812)	(62,686)

Increase in unrealized net capital gains and losses	$48,626	$53,507	$116,418

Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time

The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in thousands)	Less than 12 months			12 months or more			Total unrealized losses
December 31, 2012	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
Fixed income securities
Municipal	—	$—	$—	6	$45,374	$(9,040)	$(9,040)
Corporate	27	116,512	(2,068)	13	54,442	(5,156)	(7,224)
Foreign government	1	9,854	(94)	—	—	—	(94)
RMBS	2	33	—	4	19,497	(915)	(915)
CMBS	1	1,995	(6)	5	21,115	(6,754)	(6,760)
ABS	—	—	—	2	12,838	(941)	(941)

Total fixed income securities	31	$128,394	$(2,168)	30	$153,266	$(22,806)	$(24,974)
Equity securities	2	24,954	(317)	—	—	—	(317)

Total fixed income and equity securities	33	$153,348	$(2,485)	30	$153,266	$(22,806)	$(25,291)

Investment grade fixed income securities	23	$107,042	$(1,359)	17	$99,235	$(11,525)	$(12,884)
Below investment grade fixed income securities	8	21,352	(809)	13	54,031	(11,281)	(12,090)

Total fixed income securities	31	$128,394	$(2,168)	30	$153,266	$(22,806)	$(24,974)

December 31, 2011
Fixed income securities
Municipal	1	$4,750	$(688)	14	$76,961	$(13,474)	$(14,162)
Corporate	59	211,256	(7,927)	17	85,680	(16,362)	(24,289)
Foreign government	—	—	—	—	—	—	—
RMBS	2	7,245	(93)	13	34,973	(4,806)	(4,899)
CMBS	8	66,380	(8,005)	8	57,789	(20,791)	(28,796)
ABS	3	20,284	(123)	2	10,577	(3,188)	(3,311)

Total fixed income securities	73	$309,915	$(16,836)	54	$265,980	$(58,621)	$(75,457)
Equity securities	—	—	—	—	—	—	—

Total fixed income and equity securities	73	$309,915	$(16,836)	54	$265,980	$(58,621)	$(75,457)

Investment grade fixed income securities	47	$283,775	$(15,369)	31	$181,867	$(36,656)	$(52,025)
Below investment grade fixed income securities	26	26,140	(1,467)	23	84,113	(21,965)	(23,432)

Total fixed income securities	73	$309,915	$(16,836)	54	$265,980	$(58,621)	$(75,457)

Schedule of Commercial Mortgage Loans by Geographic Distribution

The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2012	2011
California	24.3%	22.3%
Illinois	11.5	13.5
Texas	8.9	11.2
New Jersey	7.4	7.0
Arizona	5.7	6.4
Ohio	5.6	1.7
Florida	5.3	4.9

Schedule of Types of Properties Collateralizing Commercial Mortgage Loans

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2012	2011
Warehouse	28.3%	29.2%
Office buildings	22.6	25.7
Apartment complex	21.4	16.9
Retail	19.9	21.6
Other	7.8	6.6

Total	100.0%	100.0%

Summary of Carrying Value of Non-Impaired Fixed and Variable Rate Mortgage Loans by Debt Service Coverage Ration Distribution

The following table reflects the carrying value of non-impaired fixed rate mortgage loans summarized by debt service coverage ratio distribution as of December 31. There were no variable rate mortgage loans as of December 31, 2012 or 2011.

($ in thousands)

Debt service coverage ratio distribution	2012	2011
Below 1.0	$27,383	$32,308
1.0 - 1.25	99,713	96,741
1.26 - 1.50	150,877	186,429
Above 1.50	292,392	246,451

Total non-impaired mortgage loans	$570,365	$561,929

Schedule of Rollforward of Valuation Allowance on Impaired Mortgage Loans

The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Beginning balance	$637	$1,670	$4,250
Net (decrease) increase in valuation allowance	(637)	1,642	2,922
Charge offs	—	(2,675)	(5,502)

Ending balance	$—	$637	$1,670

Schedule of Municipal Bonds Held For Investment by Geographic Distribution

The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2012	2011
California	21.3%	20.8%
Texas	12.0	11.6
Illinois	6.0	5.8

Fixed income securities
Schedule of Securities Based on Contractual Maturities

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2012:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$229,278	$234,149
Due after one year through five years	1,234,441	1,367,249
Due after five years through ten years	1,843,502	2,112,913
Due after ten years	1,525,754	1,827,094

	4,832,975	5,541,405
RMBS, CMBS and ABS	578,905	598,520

Total	$5,411,880	$6,139,925

Mortgage loans
Schedule of Securities Based on Contractual Maturities

The contractual maturities of the mortgage loan portfolio as of December 31, 2012 are as follows:

($ in thousands)	Number of loans	Carrying value	Percent
2013	6	$32,943	5.8%
2014	9	42,595	7.4
2015	21	119,598	21.0
2016	13	71,390	12.5
Thereafter	53	303,839	53.3

Total	102	$570,365	100.0%

Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2012
Assets
Fixed income securities:
U.S. government and agencies	$111,133	$305,914	$—	$417,047
Municipal	—	750,989	67,672	818,661
Corporate	—	3,638,175	260,351	3,898,526
Foreign government	—	396,541	—	396,541
RMBS	—	295,678	—	295,678
CMBS	—	200,716	—	200,716
ABS	—	75,156	26,970	102,126
Redeemable preferred stock	—	10,630	—	10,630

Total fixed income securities	111,133	5,673,799	354,993	6,139,925
Equity securities	164,971	—	—	164,971
Short-term investments	7,675	54,273	—	61,948
Other investments:
Free-standing derivatives	—	—	306	306
Separate account assets	436,380	—	—	436,380
Other assets	—	—	34,655	34,655

Total assets at fair value	$720,159	$5,728,072	$389,954	$6,838,185

% of total assets at fair value	10.5%	83.8%	5.7%	100.0%

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(17,877)	$(17,877)

Total liabilities at fair value	$—	$—	$(17,877)	$(17,877)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2011
Assets
Fixed income securities:
U.S. government and agencies	$159,082	$301,013	$—		$460,095
Municipal	—	739,334	50,422		789,756
Corporate	—	3,593,371	223,643		3,817,014
Foreign government	—	376,941	—		376,941
RMBS	—	443,016	2,730		445,746
CMBS	—	234,190	—		234,190
ABS	—	93,706	26,425		120,131
Redeemable preferred stock	—	9,611	—		9,611

Total fixed income securities	159,082	5,791,182	303,220		6,253,484
Equity securities	104,178	—	—		104,178
Short-term investments	10,065	138,764	—		148,829
Other investments:
Free-standing derivatives	—	—	38	$(38)	—
Separate account assets	472,048	—	—		472,048
Other assets	—	—	16,869		16,869

Total assets at fair value	$745,373	$5,929,946	$320,127	$(38)	$6,995,408

% of total assets at fair value	10.6%	84.8%	4.6%	—%	100.0%

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(21,854)		$(21,854)
Other liabilities:
Free-standing derivatives	—	—	(2,905)	$38	(2,867)

Total liabilities at fair value	$—	$—	$(24,759)	$38	$(24,721)

% of total liabilities at fair value	—%	—%	100.2%	(0.2)%	100.0%

Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2012.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
ARS backed by student loans	$31,429	Discounted cash flow model	Anticipated date liquidity will return to the market	36 - 60 months	38 - 50 months
Other assets – Structured settlement annuity reinsurance agreement	$34,655	Stochastic cash flow model	Ultimate reinvestment spreads	133.8 - 196.0 basis points	156.4 basis points

Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2011	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$50,422	$50	$3,082	$18,576	$—
Corporate	223,643	3,854	11,224	52,629	—
RMBS	2,730	—	—	—	(2,730)
ABS	26,425	—	3,668	—	—

Total fixed income securities	303,220	3,904	17,974	71,205	(2,730)
Other investments:
Free-standing derivatives, net	(2,867)	(296)	—	—	—
Other assets	16,869	17,786	—	—	—

Total recurring Level 3 assets	$317,222	$21,394	$17,974	$71,205	$(2,730)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(21,854)	$3,977	$—	$—	$—

Total recurring Level 3 liabilities	$(21,854)	$3,977	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2012
Assets
Fixed income securities:
Municipal	$—	$(2,251)	$—	$(2,207)	$67,672
Corporate	18,029	(18,812)	—	(30,216)	260,351
RMBS	—	—	—	—	—
ABS	—	(1,866)	—	(1,257)	26,970

Total fixed income securities	18,029	(22,929)	—	(33,680)	354,993
Other investments:
Free-standing derivatives, net	3,471	—	—	(2)	306
Other assets	—	—	—	—	34,655

Total recurring Level 3 assets	$21,500	$(22,929)	$—	$(33,682)	$389,954

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(17,877)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(17,877)

(1)

The effect to net income totals $25.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $14.3 million in realized capital gains and losses, $7.1 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2010	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$103,369	$43	$1,054	$5,378	$(7,892)
Corporate	225,207	8,719	4,191	10,882	(37,097)
RMBS	80,063	(1,066)	1,743	—	(56,510)
CMBS	141,869	(4,698)	15,987	—	(133,918)
ABS	40,851	149	252	—	(23,013)

Total fixed income securities	591,359	3,147	23,227	16,260	(258,430)
Other investments:			—	—	—
Free-standing derivatives, net	(3,011)	(3,153)	—	—	—
Other assets	(4,870)	21,739	—	—	—

Total recurring Level 3 assets	$583,478	$21,733	$23,227	$16,260	$(258,430)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(17,544)	$(4,310)	$—	$—	$—

Total recurring Level 3 liabilities	$(17,544)	$(4,310)	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2011
Assets
Fixed income securities:
Municipal	$—	$(49,623)	$—	$(1,907)	$50,422
Corporate	24,978	(11,680)	—	(1,557)	223,643
RMBS	—	(8,582)	—	(12,918)	2,730
CMBS	—	(19,240)	—	—	—
ABS	14,999	(3,856)	—	(2,957)	26,425

Total fixed income securities	39,977	(92,981)	—	(19,339)	303,220
Other investments:
Free-standing derivatives, net	1,867	—	—	1,430	(2,867	) (2)
Other assets	—	—	—	—	16,869

Total recurring Level 3 assets	$41,844	$(92,981)	$—	$(17,909)	$317,222

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(21,854)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(21,854)

(1)

The effect to net income totals $17.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $13.4 million in realized capital gains and losses, $8.3 million in net investment income, $(156) thousand in interest credited to contractholder funds and $(4.2) million in contract benefits.

(2)	Comprises $38 thousand of assets and $2.9 million of liabilities.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2009	Net income(1)	OCI	Purchases, sales, issues and settlements, net	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Assets
Fixed income securities:
Municipal	$123,743	$(408)	$(245)	$(11,242)	$804	$(9,283)	$103,369
Corporate	201,275	(817)	6,957	7,708	58,519	(48,435)	225,207
RMBS	39,124	(5,817)	12,277	38,659	—	(4,180)	80,063
CMBS	173,094	(22,210)	78,944	(16,859)	9,647	(80,747)	141,869
ABS	17,776	(6)	4,869	48,555	—	(30,343)	40,851

Total fixed income securities	555,012	(29,258)	102,802	66,821	68,970	(172,988)	591,359
Other investments:
Free-standing derivatives, net	(872)	(3,997)	—	1,858	—	—	(3,011	)(2)
Other assets	(5,059)	189	—	—	—	—	(4,870)

Total recurring Level 3 assets	$549,081	$(33,066)	$102,802	$68,679	$68,970	$(172,988)	$583,478

Liabilities
Contractholder funds:
Derivatives embedded in annuity contracts	$(13,211)	$(4,333)	$—	$—	$—	$—	$(17,544)

Total recurring Level 3 liabilities	$(13,211)	$(4,333)	$—	$—	$—	$—	$(17,544)

(1)

The effect to net income totals $(37.4) million and is reported in the Statements of Operations and Comprehensive Income as follows: $(41.2) million in realized capital gains and losses, $8.1 million in net investment income and $(4.3) million in contract benefits.

(2)	Comprises $469 thousand of assets and $3.5 million of liabilities.

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2012	2011	2010
Assets
Fixed income securities:
Municipal	$54	$151	$169
Corporate	4,912	8,193	11,553
RMBS	—	—	(4,483)
CMBS	—	—	(7,784)

Total fixed income securities	4,966	8,344	(545)
Other investments:
Free-standing derivatives, net	(279)	(1,714)	(2,868)
Other assets	17,786	21,739	189

Total recurring Level 3 assets	$22,473	$28,369	$(3,224)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$3,977	$(4,310)	$(4,333)

Total recurring Level 3 liabilities	$3,977	$(4,310)	$(4,333)

Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

($ in thousands)	December 31, 2012		December 31, 2011
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$570,365	$602,516	$564,847	$588,344
Cost method limited partnerships	29,746	30,920	32,355	31,257
Notes due from related party	2,833	2,833	5,581	5,581

Financial liabilities

($ in thousands)	December 31, 2012		December 31, 2011
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$3,050,538	$3,222,131	$3,431,056	$3,521,443
Liability for collateral	59,772	59,772	61,097	61,097

Derivative Financial Instruments and Off-balance sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2012. None of these derivatives are designated as accounting hedging instruments.

($ in thousands)	Asset derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other investments	$152,400	$306	$306	$—
Embedded derivative financial instruments
Conversion options	Fixed income securities	1,000	83	83	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	34,655	34,655	—

Total asset derivatives		$153,400	$35,044	$35,044	$—

	Liability derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	$148,926	$(15,508)	$—	$(15,508)
Guaranteed withdrawal benefits	Contractholder funds	29,800	(2,071)	—	(2,071)
Equity-indexed options in life product contracts	Contractholder funds	6,589	(298)	—	(298)

Total liability derivatives		$185,315	$(17,877)	$—	$(17,877)

Total derivatives		$338,715	$17,167

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2011. None of these derivatives are designated as accounting hedging instruments.

($ in thousands)	Asset derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other investments	$52,000	$—	$—	$—
Embedded derivative financial instruments
Conversion options	Fixed income securities	1,000	96	96	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	16,869	16,869	—

Total asset derivatives		$53,000	$16,965	$16,965	$—

	Liability derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$176,500	$(2,867)	$38	$(2,905)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	164,425	(18,656)	—	(18,656)
Guaranteed withdrawal benefits	Contractholder funds	33,458	(3,042)	—	(3,042)
Equity-indexed options in life product contracts	Contractholder funds	4,143	(156)	—	(156)

Total liability derivatives		$378,526	$(24,721)	$38	$(24,759)

Total derivatives		$431,526	$(7,756)

Summary of Impacts of Foreign Currency Contracts in Cash Flow Hedges Relationship

The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for 2010. There were no cash flow hedges outstanding during 2012 and 2011.

($ in thousands)	2010
Effective portion
Gain recognized in OCI on derivatives during the period	$—
Gain recognized in OCI on derivatives during the term of the hedging relationship	—
Loss reclassified from AOCI into income (net investment income)	(2)
Gain reclassified from AOCI into income (realized capital gains and losses)	311
Ineffective portion and amount excluded from effectiveness testing
Gain recognized in income on derivatives (realized capital gains and losses)	—

Summary of Gains and Losses from Valuation and Settlements For Derivatives Not Designated As Hedges

The following table presents gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Statements of Operations and Comprehensive Income for the years ended December 31.

($ in thousands)	Realized capital gains and losses			Contract benefits			Interest credited to contractholder funds		Total gain (loss) recognized in net income on derivatives
	2012	2011	2010	2012	2011	2010	2012	2011	2012	2011	2010
Interest rate contracts	$(296)	$(3,153)	$(40,261)	$—	$—	$—	$—	$—	$(296)	$(3,153)	$(40,261)
Embedded derivative financial instruments	(13)	3	494	4,119	(4,154)	(4,334)	(142)	(156)	3,964	(4,307)	(3,840)
Other contracts-structured settlement annuity reinsurance agreement	14,276	18,246	(3,277)	—	—	—	—	—	14,276	18,246	(3,277)

Total	$13,967	$15,096	$(43,044)	$4,119	$(4,154)	$(4,334)	$(142)	$(156)	$17,944	$10,786	$(47,378)

Summary of Counterparty Credit Exposure by Counterparty Credit Rating

The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in thousands)	2012				2011
Rating (1)	Number of counter- parties	Notional Amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter- parties	Notional Amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	1	$18,800	$209	$209	—	$—	$—	$—
A	1	7,900	45	45	—	—	—	—
A-	2	68,700	21	21	—	—	—	—
BBB+	1	5,000	31	31	1	52,000	—	—

Total	5	$100,400	$306	$306	1	$52,000	$—	$—

(1)	Rating is the lower of S&P or Moody’s ratings.
(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.

Summary of Derivative Instruments with Credit Features in a Liability Position, Including Fair Value of Assets Netted Against the Liability

The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in thousands)	2012	2011
Gross liability fair value of contracts containing credit-risk-contingent features	$—	$265
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	—	(38)

Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$—	$227

Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Reserve for Life-Contingent Contract Benefits

As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2012	2011
Immediate fixed annuities:
Structured settlement annuities	$2,080,767	$1,977,566
Other immediate fixed annuities	34,068	25,447
Traditional life insurance	185,534	171,971
Accident and health insurance	8,188	7,159
Other	2,324	2,433

Total reserve for life-contingent contract benefits	$2,310,881	$2,184,576

Schedule of Key Assumptions Used In Calculation Reserve for Life-Contingent Contract Benefits

The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.6% to 9.2%	Present value of contractually specified future benefits

Other immediate fixed annuities	1983 individual annuity mortality table; 1983 individual annuity mortality table with internal modifications; Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 0.3% to 11.5%	Present value of expected future benefits based on historical experience

Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims

Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 5.5% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims

Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 4.0% to 5.8%	Projected benefit ratio applied to cumulative assessments

(1)

In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

Schedule of Contractholder Funds

As of December 31, contractholder funds consist of the following:

($ in thousands)	2012	2011
Interest-sensitive life insurance	$684,584	$672,413
Investment contracts:
Fixed annuities	3,242,717	3,641,579
Other investment contracts	31,139	30,905

Total contractholder funds	$3,958,440	$4,344,897

Schedule of Contract Provisions Related to Contractholder Funds

The following table highlights the key contract provisions relating to contractholder funds:

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 11.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.7% to 5.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0% to 9.2% for immediate annuities and 1.0% to 6.3% for other fixed annuities	Either a declining or a level percentage
charge generally over ten years or less.
Additionally, approximately 13.3% of
fixed annuities are subject to market
value adjustment for discretionary
withdrawals

Other investment contracts: Guaranteed minimum income, accumulation and withdrawal benefits on variable annuities (1) and secondary guarantees on interest-sensitive life insurance and fixed annuities	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

(1)	In 2006, the Company disposed its variable annuity business through a reinsurance agreement with Prudential.

Schedule of Contractholder Funds Activity

Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2012	2011
Balance, beginning of year	$4,344,897	$4,688,791
Deposits	115,708	121,999
Interest credited	144,284	154,657
Benefits	(149,800)	(155,403)
Surrenders and partial withdrawals	(409,575)	(381,834)
Contract charges	(67,695)	(65,034)
Net transfers from (to) separate accounts	38	(55)
Other adjustments	(19,417)	(18,224)

Balance, end of year	$3,958,440	$4,344,897

Summary of Variable Annuity Contracts with Guarantees

The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2012	2011
In the event of death
Separate account value	$432.0	$469.5
Net amount at risk (1)	$27.8	$58.6
Average attained age of contractholders	64 years	64 years

At annuitization (includes income benefit guarantees)
Separate account value	$30.5	$32.0
Net amount at risk (2)	$4.5	$7.4
Weighted average waiting period until annuitization options available	1 year	2 years

For cumulative periodic withdrawals
Separate account value	$29.1	$32.5
Net amount at risk (3)	$0.5	$0.9

Accumulation at specified dates
Separate account value	$148.0	$163.2
Net amount at risk (4)	$5.1	$10.0
Weighted average waiting period until guarantee date	5 years	5 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

Summary of Liabilities for Guarantees

The following table summarizes the liabilities for guarantees:

($ in thousands)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2011 (1)	$7,572	$3,971	$21,698	$33,241
Less reinsurance recoverables	2,336	3,963	21,698	27,997

Net balance as of December 31, 2011	5,236	8	—	5,244
Incurred guarantee benefits	3,150	—	—	3,150
Paid guarantee benefits	—	—	—	—

Net change	3,150	—	—	3,150
Net balance as of December 31, 2012	8,386	8	—	8,394
Plus reinsurance recoverables	2,077	5,166	17,579	24,822

Balance, December 31, 2012 (2)	$10,463	$5,174	$17,579	$33,216

Balance, December 31, 2010 (3)	$3,246	$4,586	$17,544	$25,376
Less reinsurance recoverables	1,862	4,578	17,544	23,984

Net balance as of December 31, 2010	1,384	8	—	1,392
Incurred guarantee benefits	3,852	—	—	3,852
Paid guarantee benefits	—	—	—	—

Net change	3,852	—	—	3,852
Net balance as of December 31, 2011	5,236	8	—	5,244
Plus reinsurance recoverables	2,336	3,963	21,698	27,997

Balance, December 31, 2011 (1)	$7,572	$3,971	$21,698	$33,241

(1)

Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $2.3 million, variable annuity income benefits of $4.0 million, variable annuity accumulation benefits of $18.7 million, variable annuity withdrawal benefits of $3.0 million and other guarantees of $5.2 million.

(2)

Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $2.1 million, variable annuity income benefits of $5.2 million, variable annuity accumulation benefits of $15.5 million, variable annuity withdrawal benefits of $2.1 million and other guarantees of $8.4 million.

(3)

Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $1.9 million, variable annuity income benefits of $4.6 million, variable annuity accumulation benefits of $15.1 million and variable annuity withdrawal benefits of $2.4 million and other guarantees of $1.4 million.

Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$152,197	$156,130	$155,865
Assumed - non-affiliate	849	889	955
Ceded
Affiliate	(35,904)	(31,505)	(30,797)
Non-affiliate	(23,417)	(26,863)	(28,873)

Premiums and contract charges, net of reinsurance	$93,725	$98,651	$97,150

Schedule of Effects of Reinsurance on Contract Benefits

The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$196,463	$207,769	$207,433
Assumed - non-affiliate	709	682	877
Ceded
Affiliate	(4,865)	(6,570)	(6,079)
Non-affiliate	(11,393)	(17,715)	(19,445)

Contract benefits, net of reinsurance	$180,914	$184,166	$182,786

Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds

The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$150,355	$161,283	$176,523
Assumed - non-affiliate	17	19	19
Ceded
Non-affiliate	(6,032)	(6,855)	(8,457)

Interest credited to contractholder funds, net of reinsurance	$144,340	$154,447	$168,085

Deferred Policy Acquisition and Sales Inducement Costs (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deferred Policy Acquisition Costs

Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Balance, beginning of year	$132,614	$136,377	$172,597
Acquisition costs deferred	19,423	17,842	17,685
Amortization charged to income	(13,145)	(11,102)	(12,370)
Effect of unrealized gains and losses	(8,691)	(10,503)	(41,535)

Balance, end of year	$130,201	$132,614	$136,377

Schedule of Deferred Sales Inducement Activity

DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in thousands)	2012	2011	2010
Balance, beginning of year	$2,019	$2,024	$11,091
Sales inducements deferred	409	526	1,048
Amortization charged to income	(465)	(316)	(3,375)
Effect of unrealized gains and losses	(246)	(215)	(6,740)

Balance, end of year	$1,717	$2,019	$2,024

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2012	2011
Deferred assets
Unrealized foreign currency translation adjustments	$316	$92
Life and annuity reserves	—	2,010
Accrued liabilities	181	178
Other assets	106	96

Total deferred assets	603	2,376

Deferred liabilities
Unrealized net capital gains	(131,011)	(104,829)
Difference in tax bases of investments	(39,939)	(30,259)
DAC	(26,185)	(21,778)
Life and annuity reserves	(4,445)	—
Other liabilities	(5,078)	(5,346)

Total deferred liabilities	(206,658)	(162,212)

Net deferred liability	$(206,055)	$(159,836)

Components of Income Tax Expense

The components of income tax expense for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Current	$7,286	$1,036	$209
Deferred	20,260	36,326	4,609

Total income tax expense	$27,546	$37,362	$4,818

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income tax expense	1.7	1.2	11.8
Dividends received deduction	(0.7)	(0.5)	(5.4)
Tax credits	(0.5)	(0.5)	(3.9)
Adjustment to prior year tax liabilities	—	—	(1.3)
Other	—	—	0.3

Effective income tax rate	35.5%	35.2%	36.5%

Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis

The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in thousands)	2012
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$75,239	$(26,333)	$48,906
Less: reclassification adjustment of realized capital gains and losses	431	(151)	280

Unrealized net capital gains and losses	74,808	(26,182)	48,626
Unrealized foreign currency translation adjustments	(642)	225	(417)

Other comprehensive income	$74,166	$(25,957)	$48,209

	2011
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$110,583	$(38,704)	$71,879
Less: reclassification adjustment of realized capital gains and losses	28,264	(9,892)	18,372

Unrealized net capital gains and losses	82,319	(28,812)	53,507
Unrealized foreign currency translation adjustments	(262)	92	(170)

Other comprehensive income	$82,057	$(28,720)	$53,337

	2010
	Pre-tax	Tax	After-tax
Unrealized net holding losses arising during the period, net of related offsets	$176,743	$(61,860)	$114,883
Less: reclassification adjustment of realized capital gains and losses	(2,361)	826	(1,535)

Unrealized net capital gains and losses	179,104	(62,686)	116,418

Other comprehensive income	$179,104	$(62,686)	$116,418

Summary of Premiums and Contract Charges by Product (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Information [Line Items]
Premiums	$ 38,037	$ 43,806	$ 45,087
Contract charges	55,688	54,845	52,063
Total premiums and contract charges	93,725	98,651	97,150
Traditional life insurance
Product Information [Line Items]
Premiums	19,828	20,728	20,215
Immediate annuities with life contingencies
Product Information [Line Items]
Premiums	6,653	12,434	14,610
Accident and health insurance
Product Information [Line Items]
Premiums	11,556	10,644	10,262
Interest-sensitive life insurance
Product Information [Line Items]
Contract charges	54,357	52,228	48,453
Fixed annuities
Product Information [Line Items]
Contract charges	$ 1,331	$ 2,617	$ 3,610

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Jan. 02, 2010 Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Interest-sensitive life insurance Minimum	Dec. 31, 2012 Interest-sensitive life insurance Maximum	Dec. 31, 2012 Fixed annuities Minimum	Dec. 31, 2012 Fixed annuities Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash collateral for securities loaned as percentage of fair value	102.00%
Amortization period of deferred acquisition costs			15 years	30 years	10 years	20 years	5 years	10 years
Changes in shareholders' equity		$ 19.7

Summary of Impacts of Retrospective Adjustments on Previously Issued Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement
Amortization of DAC	$ 13,145	$ 11,102	$ 12,370
Operating costs and expenses	41,564	41,880	43,558
Income tax expense	27,546	37,362	4,818
Net income	50,154	68,870	8,379
Financial Position
DAC		132,614
Reserve for life-contingent contract benefits	2,310,881	2,184,576
Deferred income taxes	206,055	159,836
Retained income	647,199	597,045
Unrealized adjustment to DAC, DSI and insurance reserves	(250,310)	(185,817)
Previously Reported
Income Statement
Amortization of DAC		12,091	16,437
Operating costs and expenses		35,821	36,540
Income tax expense		39,137	5,851
Net income		72,165	10,297
Financial Position
DAC		169,216
Reserve for life-contingent contract benefits		2,196,708
Deferred income taxes		168,401
Retained income		622,618
Unrealized adjustment to DAC, DSI and insurance reserves		$ (195,485)

Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Line Items]
Non-cash modifications of certain mortgage loans and fixed income securities	$ 12,000,000	$ 20,700,000	$ 41,600,000
Liabilities for collateral received in conjunction with the securities lending program	59,772,000	61,097,000	127,983,000	149,362,000
Mortgage loans sold to affiliate for notes receivable		5,900,000	19,900,000
Retained income
Supplemental Cash Flow Information [Line Items]
Forgiveness of payable due to an affiliate		$ 351,000

Schedule of Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net change in proceeds managed
Net change in short-term investments	$ 1,325	$ 66,886	$ 21,379
Operating cash flow (used) provided	1,325	66,886	21,379
Net change in liabilities
Liabilities for collateral, beginning of year	(61,097)	(127,983)	(149,362)
Liabilities for collateral, end of year	(59,772)	(61,097)	(127,983)
Operating cash flow provided (used)	$ (1,325)	$ (66,886)	$ (21,379)

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended								12 Months Ended
	Jun. 30, 2011	Apr. 30, 2011	Mar. 31, 2011	Feb. 28, 2011	Dec. 31, 2010	Nov. 30, 2010	Mar. 31, 2010	Sep. 30, 2009	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Related Party Transaction [Line Items]
Operating expenses, including compensation, allocated by Allstate Insurance Company									$ 51,400,000		$ 46,500,000		$ 45,600,000
Premium revenue									38,037,000		43,806,000		45,087,000
Reserve for annuities issued									2,310,881,000		2,184,576,000
Ceded premium related to structured settlement annuities									59,321,000	[1]	58,368,000	[1]	59,670,000	[1]
Carrying value of structured settlement reinsurance treaty									570,400,000		564,800,000
Maximum amount of loans Corporation will have outstanding to all eligible subsidiaries at any given point in time									1,000,000,000
Net investment income from notes receivables									358,811,000		366,533,000		379,064,000
Retained income
Related Party Transaction [Line Items]
Forgiveness of payable due to an affiliate											351,000
Road Bay Investments , LLC ("RBI")
Related Party Transaction [Line Items]
Maximum amount of mortgage loans to be sold to related party															50,000,000
Note receivable related to mortgage loan sold		3,000,000	2,800,000		3,500,000	2,700,000	13,700,000	8,300,000	2,800,000		5,600,000		3,500,000
Mortgage loans fair value on date of sale		3,000,000	2,800,000		3,500,000	2,700,000	13,700,000	8,300,000					3,500,000
Proceed from note receivable	3,100,000			8,500,000					2,800,000		1,100,000		9,800,000
Related party transaction , interest rate		5.75%	5.80%		6.50%	7.50%	7.00%	7.00%
Related party transaction ,note due date		Apr 19, 2018	Mar 9, 2018		Dec 14, 2017	Nov 18, 2017	Mar 26, 2017	Sep 25, 2016
Net investment income from notes receivables									220,000		679,000		1,100,000
Road Bay Investments , LLC ("RBI") | November 2010 Note receivable
Related Party Transaction [Line Items]
Proceed from note receivable	2,800,000
Road Bay Investments , LLC ("RBI") | December 2010 Note receivable
Related Party Transaction [Line Items]
Proceed from note receivable	3,600,000
Allstate Insurance Company ("AIC")
Related Party Transaction [Line Items]
Reserve for annuities issued									2,100,000,000		2,100,000,000
Allstate Insurance Company ("AIC") | Life contingent structured settlement
Related Party Transaction [Line Items]
Structured settlement annuities issued									5,900,000		8,000,000		8,600,000
Premium revenue									89,000		1,300,000		989,000
Allstate Distributors Services, LLC | Marketing and advertising expense
Related Party Transaction [Line Items]
Broker dealer agreements, expense									27,000		1,100,000		1,200,000
Allstate Financial Services, LLC | Commission and other distribution expenses
Related Party Transaction [Line Items]
Broker dealer agreements, expense									316,000		277,000		306,000
Allstate Life Insurance Company
Related Party Transaction [Line Items]
Ceded premium related to structured settlement annuities									3,500,000		3,500,000		3,500,000
Carrying value of structured settlement reinsurance treaty									$ 34,700,000		$ 16,900,000

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.

Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 5,411,880	$ 5,688,505
Fair value	6,139,925	6,253,484
U.S. government and agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	333,787	366,968
Gross unrealized gains	83,260	93,127
Fair value	417,047	460,095
Municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	704,032	723,467
Gross unrealized gains	123,669	80,451
Gross unrealized losses	(9,040)	(14,162)
Fair value	818,661	789,756
Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,482,420	3,495,248
Gross unrealized gains	423,330	346,055
Gross unrealized losses	(7,224)	(24,289)
Fair value	3,898,526	3,817,014
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	303,649	283,135
Gross unrealized gains	92,986	93,806
Gross unrealized losses	(94)
Fair value	396,541	376,941
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	284,885	432,808
Gross unrealized gains	11,708	17,837
Gross unrealized losses	(915)	(4,899)
Fair value	295,678	445,746
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	195,605	257,768
Gross unrealized gains	11,871	5,218
Gross unrealized losses	(6,760)	(28,796)
Fair value	200,716	234,190
Asset-backed securities ("ABS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	98,415	119,967
Gross unrealized gains	4,652	3,475
Gross unrealized losses	(941)	(3,311)
Fair value	102,126	120,131
Redeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	9,087	9,144
Gross unrealized gains	1,543	467
Fair value	10,630	9,611
Fixed income securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,411,880	5,688,505
Gross unrealized gains	753,019	640,436
Gross unrealized losses	(24,974)	(75,457)
Fair value	$ 6,139,925	$ 6,253,484

Schedule for Fixed Income Securities Based on Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost
Due in one year or less	$ 229,278
Due after one year through five years	1,234,441
Due after five years through ten years	1,843,502
Due after ten years	1,525,754
Available-For-Sale Securities, Debt Maturity, with Single Maturity Date, Amortized Cost, Total	4,832,975
RMBS, CMBS and ABS	578,905
Total	5,411,880
Fair value
Due in one year or less	234,149
Due after one year through five years	1,367,249
Due after five years through ten years	2,112,913
Due after ten years	1,827,094
Available for sale Securities, Debt Maturities, with Single Maturity Date, Fair Value, Total	5,541,405
ABS, RMBS and CMBS	598,520
Fair value	$ 6,139,925	$ 6,253,484

Schedule of Net Investment Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 358,811		$ 366,533		$ 379,064
Investment expense	(12,616)		(10,264)		(10,369)
Net investment income	346,195		356,269		368,695
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	305,849		326,000		341,612
Mortgage loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	32,882		30,726		30,374
Equity securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	3,589		2,818		2,626
Limited partnership interests
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	13,316	[1]	3,157	[1]
Short-term
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	355		525		681
Policy loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	2,600		2,628		2,626
Other
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 220		$ 679		$ 1,145

[1]	Income from EMA limited partnerships is reported in net investment income in 2012 and realized capital gains and losses in 2011 and 2010.

Schedule of Realized Capital Gains and Losses by Asset Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ 17,743		$ 42,907		$ (45,849)
Fixed income securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	2,545		10,600		(19,445)
Mortgage loans
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	1,452		(1,119)		(2,534)
Equity securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses			9,575		19,009
Limited partnership interests
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(221)	[1]	8,752	[1]	(146)	[1]
Derivative instruments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	13,967		15,096		(42,733)
Other
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses			$ 3

[1]	Income from EMA limited partnerships is reported in net investment income in 2012 and realized capital gains and losses in 2011 and 2010.

Schedule of Realized Capital Gains and Losses by Transaction Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Impairment write-downs	$ (5,144)	$ (18,129)	$ (31,370)
Change in intent write-downs	(310)	(1,449)	(11,226)
Net other-than-temporary impairment losses recognized in earnings	(5,454)	(19,578)	(42,596)
Sales	9,230	38,631	39,937
Valuation of derivative instruments	13,966	16,552	(37,932)
Settlements of derivative instruments	1	(1,456)	(5,112)
EMA limited partnership income		8,758	(146)
Realized capital gains and losses	$ 17,743	$ 42,907	$ (45,849)

Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Net unrealized gains related to changes in valuation of fixed income securities subsequent to impairment measurement date	$ 268,000	$ 4,400,000
Unrealized losses related to securities with unrealized loss position less than 20% of amortized cost or cost	12,300,000
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of amortized cost or cost	13,000,000
Limited partnership interests	99,820,000	71,383,000
Write-downs of limited partnership	2,195,000	21,804,000	45,075,000
Commercial mortgage loans, net of valuation allowance	570,400,000	564,800,000
Total impaired mortgage loans		2,900,000
Valuation allowance on impaired mortgage loans		637,000	1,670,000	4,250,000
Average balance impaired mortgage loans	1,200,000	4,400,000	11,100,000
Interest income on collateral, net of fees	0	0	487,000
Debt securities	6,139,925,000	6,253,484,000
EMA limited partnerships
Schedule of Investments [Line Items]
Limited partnership interests	70,100,000	39,000,000
Write-downs of limited partnership
Cost-method limited partnership interests
Schedule of Investments [Line Items]
Limited partnership interests	29,700,000	32,400,000
Write-downs of limited partnership
Fixed income securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	22,100,000	29,900,000	32,700,000
Gross losses realized on sales of fixed income securities	16,000,000	10,700,000	17,200,000
Write-downs of limited partnership	2,832,000	20,162,000	42,153,000
Fixed income securities on loan	57,900,000	59,300,000
Debt securities	6,139,925,000	6,253,484,000
Fixed income securities | Non Income Producing Investments
Schedule of Investments [Line Items]
Debt securities
Fixed income securities and short-term investments
Schedule of Investments [Line Items]
Assets on deposit with regulatory authorities	2,900,000
Investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position less than 20% of amortized cost or cost	8,600,000
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of amortized cost or cost	4,200,000
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of amortized cost or cost	8,800,000
Unrealized losses related to securities with unrealized loss position greater than 20% of cost or amortized cost, unrealized loss position of 12 or more consecutive months	8,600,000
Debt securities	$ 288,100,000	$ 317,200,000

Schedule of Other-Than-Temporary Impairment Losses by Asset Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	$ (2,195)	$ (21,804)	$ (45,075)
Included in OCI	(3,259)	2,226	2,479
Net	(5,454)	(19,578)	(42,596)
Municipal
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross		(406)	(8,328)
Net		(406)	(8,328)
Corporate
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(2,301)	(5,259)	(7,500)
Included in OCI	(476)	1,567	141
Net	(2,777)	(3,692)	(7,359)
Residential mortgage-backed securities ("RMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(531)	(2,210)	(3,146)
Included in OCI	(360)	91	(1,882)
Net	(891)	(2,119)	(5,028)
Commercial mortgage-backed securities ("CMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross		(12,287)	(23,179)
Included in OCI	(2,423)	568	4,220
Net	(2,423)	(11,719)	(18,959)
Fixed income securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(2,832)	(20,162)	(42,153)
Included in OCI	(3,259)	2,226	2,479
Net	(6,091)	(17,936)	(39,674)
Mortgage loans
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	637	(1,642)	(2,922)
Net	$ 637	$ (1,642)	$ (2,922)

Schedule of Other-Than-Temporary Impairment Losses on Fixed Income Securities Included in Accumulated other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	$ (58)	$ (11,639)
Corporate
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings		(1,567)
Residential mortgage-backed securities ("RMBS")
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(58)	(7,522)
Commercial mortgage-backed securities ("CMBS")
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings		$ (2,550)

Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Other than Temporary Impairments [Line Items]
Beginning balance	$ (11,503)	$ (24,172)	$ (25,493)
Additional credit loss for securities previously other-than-temporarily impaired	(4,796)	(4,387)	(2,050)
Additional credit loss for securities not previously other-than-temporarily impaired	(985)	(12,100)	(26,398)
Reduction in credit loss for securities disposed or collected	15,599	28,304	28,071
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell		7	1,698
Change in credit loss due to accretion of increase in cash flows		845
Ending balance	$ (1,685)	$ (11,503)	$ (24,172)

Schedule of Unrealized Net Capital Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair value
Fixed income securities	$ 6,139,925		$ 6,253,484
Equity securities	164,971		104,178
Short-term investments	61,948		148,829
Gross unrealized Gains
Fixed income securities	753,019		640,436
Equity securities	31,555		20,377
Short-term investments	1		2
Gross unrealized Losses
Fixed income securities	(24,974)		(75,457)
Equity securities	(317)
Short-term investments			(5)
Unrealized net gains (losses)
Fixed income securities	728,045		564,979
Equity securities	31,238		20,377
Short-term investments	1		(3)
EMA limited partnerships	127	[1]	30
Unrealized net capital gains and losses, pre-tax	759,411		585,383
Amounts recognized for:
Insurance reserves	(360,887)	[2]	(270,829)
DAC and DSI	(24,206)	[3]	(15,044)
Amounts recognized	(385,093)		(285,873)
Deferred income taxes	(131,011)		(104,829)
Total unrealized net capital gains and losses	$ 243,307		$ 194,681

[1]	Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
[2]	The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to certain payout annuities with life contingencies.
[3]	The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

Schedule of Change in Unrealized net Capital Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ 174,028	$ 260,356	$ 301,048
Amounts recognized for:
Insurance reserves	(90,058)	(167,226)	(73,544)
DAC and DSI	(9,162)	(10,811)	(48,400)
Amounts recognized	(99,220)	(178,037)	(121,944)
Deferred income taxes	(26,182)	(28,812)	(62,686)
Increase in unrealized net capital gains and losses	48,626	53,507	116,418
EMA limited partnerships
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	97	30
Fixed income securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	163,066	265,163	299,286
Equity securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	10,861	(4,834)	2,068
Short-term investments
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	4	(3)	3
Derivative instruments
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses			$ (309)

Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	33	73
Fair value, continuous unrealized loss position for less than 12 months	$ 153,348	$ 309,915
Unrealized losses, continuous unrealized loss position for less than 12 months	(2,485)	(16,836)
Number of issues, continuous unrealized loss position for 12 months or more	30	54
Fair value, continuous unrealized loss position for 12 months or more	153,266	265,980
Unrealized losses, continuous unrealized loss position for 12 months or more	(22,806)	(58,621)
Total unrealized losses	(25,291)	(75,457)
Municipal
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months		1
Fair value, continuous unrealized loss position for less than 12 months		4,750
Unrealized losses, continuous unrealized loss position for less than 12 months		(688)
Number of issues, continuous unrealized loss position for 12 months or more	6	14
Fair value, continuous unrealized loss position for 12 months or more	45,374	76,961
Unrealized losses, continuous unrealized loss position for 12 months or more	(9,040)	(13,474)
Total unrealized losses	(9,040)	(14,162)
Corporate
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	27	59
Fair value, continuous unrealized loss position for less than 12 months	116,512	211,256
Unrealized losses, continuous unrealized loss position for less than 12 months	(2,068)	(7,927)
Number of issues, continuous unrealized loss position for 12 months or more	13	17
Fair value, continuous unrealized loss position for 12 months or more	54,442	85,680
Unrealized losses, continuous unrealized loss position for 12 months or more	(5,156)	(16,362)
Total unrealized losses	(7,224)	(24,289)
Foreign government
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	1
Fair value, continuous unrealized loss position for less than 12 months	9,854
Unrealized losses, continuous unrealized loss position for less than 12 months	(94)
Total unrealized losses	(94)
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	2	2
Fair value, continuous unrealized loss position for less than 12 months	33	7,245
Unrealized losses, continuous unrealized loss position for less than 12 months		(93)
Number of issues, continuous unrealized loss position for 12 months or more	4	13
Fair value, continuous unrealized loss position for 12 months or more	19,497	34,973
Unrealized losses, continuous unrealized loss position for 12 months or more	(915)	(4,806)
Total unrealized losses	(915)	(4,899)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	1	8
Fair value, continuous unrealized loss position for less than 12 months	1,995	66,380
Unrealized losses, continuous unrealized loss position for less than 12 months	(6)	(8,005)
Number of issues, continuous unrealized loss position for 12 months or more	5	8
Fair value, continuous unrealized loss position for 12 months or more	21,115	57,789
Unrealized losses, continuous unrealized loss position for 12 months or more	(6,754)	(20,791)
Total unrealized losses	(6,760)	(28,796)
Asset-backed securities ("ABS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months		3
Fair value, continuous unrealized loss position for less than 12 months		20,284
Unrealized losses, continuous unrealized loss position for less than 12 months		(123)
Number of issues, continuous unrealized loss position for 12 months or more	2	2
Fair value, continuous unrealized loss position for 12 months or more	12,838	10,577
Unrealized losses, continuous unrealized loss position for 12 months or more	(941)	(3,188)
Total unrealized losses	(941)	(3,311)
Fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	31	73
Fair value, continuous unrealized loss position for less than 12 months	128,394	309,915
Unrealized losses, continuous unrealized loss position for less than 12 months	(2,168)	(16,836)
Number of issues, continuous unrealized loss position for 12 months or more	30	54
Fair value, continuous unrealized loss position for 12 months or more	153,266	265,980
Unrealized losses, continuous unrealized loss position for 12 months or more	(22,806)	(58,621)
Total unrealized losses	(24,974)	(75,457)
Equity securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	2
Fair value, continuous unrealized loss position for less than 12 months	24,954
Unrealized losses, continuous unrealized loss position for less than 12 months	(317)
Total unrealized losses	(317)
Investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	23	47
Fair value, continuous unrealized loss position for less than 12 months	107,042	283,775
Unrealized losses, continuous unrealized loss position for less than 12 months	(1,359)	(15,369)
Number of issues, continuous unrealized loss position for 12 months or more	17	31
Fair value, continuous unrealized loss position for 12 months or more	99,235	181,867
Unrealized losses, continuous unrealized loss position for 12 months or more	(11,525)	(36,656)
Total unrealized losses	(12,884)	(52,025)
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	8	26
Fair value, continuous unrealized loss position for less than 12 months	21,352	26,140
Unrealized losses, continuous unrealized loss position for less than 12 months	(809)	(1,467)
Number of issues, continuous unrealized loss position for 12 months or more	13	23
Fair value, continuous unrealized loss position for 12 months or more	54,031	84,113
Unrealized losses, continuous unrealized loss position for 12 months or more	(11,281)	(21,965)
Total unrealized losses	$ (12,090)	$ (23,432)

Schedule of Commercial Mortgage Loans by Geographic Distribution (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
California
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	24.30%	22.30%
Illinois
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	11.50%	13.50%
Texas
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	8.90%	11.20%
New Jersey
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	7.40%	7.00%
Arizona
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	5.70%	6.40%
Ohio
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	5.60%	1.70%
Florida
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	5.30%	4.90%

Schedule of Types of Properties Collateralizing Commercial Mortgage Loans (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
Warehouse
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	28.30%	29.20%
Office buildings
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	22.60%	25.70%
Apartment complex
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	21.40%	16.90%
Retail
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	19.90%	21.60%
Other
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	7.80%	6.60%

Schedule of Contractual Maturities of Mortgage Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Loan	Dec. 31, 2011
Mortgage Loans on Real Estate [Line Items]
Number of loans	102
Carrying value, maturing in 2013	$ 32,943
Carrying value, maturing in 2014	42,595
Carrying value, maturing in 2015	119,598
Carrying value, maturing in 2016	71,390
Carrying value, maturing thereafter	303,839
Carrying value, total	$ 570,365	$ 564,847
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
2013
Mortgage Loans on Real Estate [Line Items]
Number of loans	6
Percentage of mortgage loan portfolio carrying value	5.80%
2014
Mortgage Loans on Real Estate [Line Items]
Number of loans	9
Percentage of mortgage loan portfolio carrying value	7.40%
2015
Mortgage Loans on Real Estate [Line Items]
Number of loans	21
Percentage of mortgage loan portfolio carrying value	21.00%
2016
Mortgage Loans on Real Estate [Line Items]
Number of loans	13
Percentage of mortgage loan portfolio carrying value	12.50%
Thereafter
Mortgage Loans on Real Estate [Line Items]
Number of loans	53
Percentage of mortgage loan portfolio carrying value	53.30%

Summary of Carrying Value of Non-Impaired Fixed and Variable Rate Mortgage Loans by Debt Service Coverage Ration Distribution (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans on Real Estate [Line Items]
Total	$ 570,365	$ 564,847
Non-impaired mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	570,365	561,929
Below 1.0
Mortgage Loans on Real Estate [Line Items]
Total	27,383	32,308
1.0 - 1.25
Mortgage Loans on Real Estate [Line Items]
Total	99,713	96,741
1.26 - 1.50
Mortgage Loans on Real Estate [Line Items]
Total	150,877	186,429
Above 1.50
Mortgage Loans on Real Estate [Line Items]
Total	$ 292,392	$ 246,451

Schedule of Rollforward of Valuation Allowance on Impaired Mortgage Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 637	$ 1,670	$ 4,250
Net (decrease) increase in valuation allowance	(637)	1,642	2,922
Charge offs		(2,675)	(5,502)
Ending balance		$ 637	$ 1,670

Schedule of Municipal Bonds Held For Investment by Geographic Distribution (Detail)	Dec. 31, 2012	Dec. 31, 2011
California
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	21.30%	20.80%
Texas
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	12.00%	11.60%
Illinois
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	6.00%	5.80%

Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Fixed income securities	$ 6,139,925	$ 6,253,484
Equity securities	164,971	104,178
Short-term investments	61,948	148,829
Other investments:
Free-standing derivatives	306
Separate account assets	436,380	472,048
Other assets	34,655	16,869
Total assets at fair value	6,838,185	6,995,408
% of total assets at fair value	100.00%	100.00%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(17,877)	(21,854)
Other liabilities:
Free-standing derivatives		(2,867)
Total liabilities at fair value	(17,877)	(24,721)
% of total liabilities at fair value	100.00%	100.00%
U.S. government and agencies
Assets
Fixed income securities	417,047	460,095
Municipal
Assets
Fixed income securities	818,661	789,756
Corporate
Assets
Fixed income securities	3,898,526	3,817,014
Foreign government
Assets
Fixed income securities	396,541	376,941
Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	295,678	445,746
Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	200,716	234,190
Asset-backed securities ("ABS")
Assets
Fixed income securities	102,126	120,131
Redeemable preferred stock
Assets
Fixed income securities	10,630	9,611
Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed income securities	111,133	159,082
Equity securities	164,971	104,178
Short-term investments	7,675	10,065
Other investments:
Separate account assets	436,380	472,048
Total assets at fair value	720,159	745,373
% of total assets at fair value	10.50%	10.60%
Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fixed income securities	111,133	159,082
Significant other observable inputs (Level 2)
Assets
Fixed income securities	5,673,799	5,791,182
Short-term investments	54,273	138,764
Other investments:
Total assets at fair value	5,728,072	5,929,946
% of total assets at fair value	83.80%	84.80%
Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fixed income securities	305,914	301,013
Significant other observable inputs (Level 2) | Municipal
Assets
Fixed income securities	750,989	739,334
Significant other observable inputs (Level 2) | Corporate
Assets
Fixed income securities	3,638,175	3,593,371
Significant other observable inputs (Level 2) | Foreign government
Assets
Fixed income securities	396,541	376,941
Significant other observable inputs (Level 2) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	295,678	443,016
Significant other observable inputs (Level 2) | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	200,716	234,190
Significant other observable inputs (Level 2) | Asset-backed securities ("ABS")
Assets
Fixed income securities	75,156	93,706
Significant other observable inputs (Level 2) | Redeemable preferred stock
Assets
Fixed income securities	10,630	9,611
Significant unobservable inputs (Level 3)
Assets
Fixed income securities	354,993	303,220
Other investments:
Free-standing derivatives	306	38	469
Other assets	34,655	16,869
Total assets at fair value	389,954	320,127
% of total assets at fair value	5.70%	4.60%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(17,877)	(21,854)
Other liabilities:
Free-standing derivatives		(2,905)	(3,500)
Total liabilities at fair value	(17,877)	(24,759)
% of total liabilities at fair value	100.00%	100.20%
Significant unobservable inputs (Level 3) | Municipal
Assets
Fixed income securities	67,672	50,422
Significant unobservable inputs (Level 3) | Corporate
Assets
Fixed income securities	260,351	223,643
Significant unobservable inputs (Level 3) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities		2,730
Significant unobservable inputs (Level 3) | Asset-backed securities ("ABS")
Assets
Fixed income securities	26,970	26,425
Counterparty and cash collateral netting
Other investments:
Free-standing derivatives		(38)
Total assets at fair value		(38)
Other liabilities:
Free-standing derivatives		38
Total liabilities at fair value		$ 38
% of total liabilities at fair value		(0.20%)

Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Structured settlement annuity reinsurance agreement Stochastic cash flow model	Dec. 31, 2012 Structured settlement annuity reinsurance agreement Weighted average Stochastic cash flow model	Dec. 31, 2012 ARS backed by student loans Discounted cash flow model	Dec. 31, 2012 Minimum Structured settlement annuity reinsurance agreement Stochastic cash flow model	Dec. 31, 2012 Minimum ARS backed by student loans Discounted cash flow model	Dec. 31, 2012 Minimum ARS backed by student loans Weighted average Discounted cash flow model	Dec. 31, 2012 Maximum Structured settlement annuity reinsurance agreement Stochastic cash flow model	Dec. 31, 2012 Maximum ARS backed by student loans Discounted cash flow model	Dec. 31, 2012 Maximum ARS backed by student loans Weighted average Discounted cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 6,838,185	$ 6,995,408	$ 34,655		$ 31,429
Anticipated date liquidity will return to the market (in months)							36 months	38 months		60 months	50 months
Ultimate reinvestment spreads				1.56%		1.34%			1.96%

Fair Value of Assets and Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	$ 6,139,925,000	$ 6,253,484,000
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date, included in earnings	26,500,000	24,100,000	(7,600,000)
Gains (losses) for Level 3 assets still held at the balance sheet date, included in realized capital gains and losses	16,300,000	16,500,000	(15,600,000)
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	6,200,000	11,900,000	12,300,000
Gains (losses) for Level 3 assets still held at the balance sheet date, included in interest credited to contract holder funds	(142,000)	(156,000)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	4,100,000	(4,200,000)	(4,300,000)
Fixed income securities - non-binding broker quotes
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	$ 310,100,000

Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	$ 317,222		$ 583,478		$ 549,081
Level 3 assets, Total gains (losses) included in net income	21,394	[1]	21,733	[2]	(33,066)	[3]
Level 3 assets, Total gains (losses) included in OCI	17,974		23,227		102,802
Level 3 assets, Transfers into Level 3	71,205		16,260		68,970
Level 3 assets, Transfers out of Level 3	(2,730)		(258,430)		(172,988)
Level 3 liabilities, Balance at beginning of period	(21,854)		(17,544)		(13,211)
Level 3 liabilities, Total gains (losses) included in net income	3,977	[1]	(4,310)	[2]	(4,333)	[3]
Level 3 liabilities, Total gains (losses) included in OCI
Level 3 liabilities, Transfers into Level 3
Level 3 liabilities, Transfers out of Level 3
Level 3 assets, Purchases	21,500		41,844
Level 3 assets, Sales	(22,929)		(92,981)
Level 3 assets, Issues
Level 3 assets, Settlements	(33,682)		(17,909)
Level 3 assets, Balance at end of period	389,954		317,222		583,478
Level 3 liabilities, Purchases
Level 3 liabilities, Sales
Level 3 liabilities, Issues
Level 3 liabilities, Settlements
Level 3 liabilities, Balance at end of period	(17,877)		(21,854)		(17,544)
Level 3 assets, Purchases, sales, issues and settlements, net					68,679
Level 3 liabilities, Purchases, sales, issues and settlements, net
Municipal
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	50,422		103,369		123,743
Level 3 assets, Total gains (losses) included in net income	50	[1]	43	[2]	(408)	[3]
Level 3 assets, Total gains (losses) included in OCI	3,082		1,054		(245)
Level 3 assets, Transfers into Level 3	18,576		5,378		804
Level 3 assets, Transfers out of Level 3			(7,892)		(9,283)
Level 3 assets, Sales	(2,251)		(49,623)
Level 3 assets, Issues
Level 3 assets, Settlements	(2,207)		(1,907)
Level 3 assets, Balance at end of period	67,672		50,422		103,369
Level 3 assets, Purchases, sales, issues and settlements, net					(11,242)
Corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	223,643		225,207		201,275
Level 3 assets, Total gains (losses) included in net income	3,854	[1]	8,719	[2]	(817)	[3]
Level 3 assets, Total gains (losses) included in OCI	11,224		4,191		6,957
Level 3 assets, Transfers into Level 3	52,629		10,882		58,519
Level 3 assets, Transfers out of Level 3			(37,097)		(48,435)
Level 3 assets, Purchases	18,029		24,978
Level 3 assets, Sales	(18,812)		(11,680)
Level 3 assets, Issues
Level 3 assets, Settlements	(30,216)		(1,557)
Level 3 assets, Balance at end of period	260,351		223,643		225,207
Level 3 assets, Purchases, sales, issues and settlements, net					7,708
Residential mortgage-backed securities ("RMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	2,730		80,063		39,124
Level 3 assets, Total gains (losses) included in net income			(1,066)	[2]	(5,817)	[3]
Level 3 assets, Total gains (losses) included in OCI			1,743		12,277
Level 3 assets, Transfers out of Level 3	(2,730)		(56,510)		(4,180)
Level 3 assets, Sales			(8,582)
Level 3 assets, Issues
Level 3 assets, Settlements			(12,918)
Level 3 assets, Balance at end of period			2,730		80,063
Level 3 assets, Purchases, sales, issues and settlements, net					38,659
Asset-backed securities ("ABS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	26,425		40,851		17,776
Level 3 assets, Total gains (losses) included in net income			149	[2]	(6)	[3]
Level 3 assets, Total gains (losses) included in OCI	3,668		252		4,869
Level 3 assets, Transfers out of Level 3			(23,013)		(30,343)
Level 3 assets, Purchases			14,999
Level 3 assets, Sales	(1,866)		(3,856)
Level 3 assets, Issues
Level 3 assets, Settlements	(1,257)		(2,957)
Level 3 assets, Balance at end of period	26,970		26,425		40,851
Level 3 assets, Purchases, sales, issues and settlements, net					48,555
Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	303,220		591,359		555,012
Level 3 assets, Total gains (losses) included in net income	3,904	[1]	3,147	[2]	(29,258)	[3]
Level 3 assets, Total gains (losses) included in OCI	17,974		23,227		102,802
Level 3 assets, Transfers into Level 3	71,205		16,260		68,970
Level 3 assets, Transfers out of Level 3	(2,730)		(258,430)		(172,988)
Level 3 assets, Purchases	18,029		39,977
Level 3 assets, Sales	(22,929)		(92,981)
Level 3 assets, Issues
Level 3 assets, Settlements	(33,680)		(19,339)
Level 3 assets, Balance at end of period	354,993		303,220		591,359
Level 3 assets, Purchases, sales, issues and settlements, net					66,821
Free-standing derivatives, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	(2,867)	[4]	(3,011)	[5]	(872)
Level 3 assets, Total gains (losses) included in net income	(296)	[1]	(3,153)	[2]	(3,997)	[3]
Level 3 assets, Purchases	3,471		1,867
Level 3 assets, Issues
Level 3 assets, Settlements	(2)		1,430
Level 3 assets, Balance at end of period	306		(2,867)	[4]	(3,011)	[5]
Level 3 assets, Purchases, sales, issues and settlements, net					1,858
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	16,869		(4,870)		(5,059)
Level 3 assets, Total gains (losses) included in net income	17,786	[1]	21,739	[2]	189	[3]
Level 3 assets, Issues
Level 3 assets, Balance at end of period	34,655		16,869		(4,870)
Commercial mortgage-backed securities ("CMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period			141,869		173,094
Level 3 assets, Total gains (losses) included in net income			(4,698)	[2]	(22,210)	[3]
Level 3 assets, Total gains (losses) included in OCI			15,987		78,944
Level 3 assets, Transfers into Level 3					9,647
Level 3 assets, Transfers out of Level 3			(133,918)		(80,747)
Level 3 assets, Sales			(19,240)
Level 3 assets, Issues
Level 3 assets, Balance at end of period					141,869
Level 3 assets, Purchases, sales, issues and settlements, net					(16,859)
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period	(21,854)		(17,544)		(13,211)
Level 3 liabilities, Total gains (losses) included in net income	3,977	[1]	(4,310)	[2]	(4,333)	[3]
Level 3 liabilities, Total gains (losses) included in OCI
Level 3 liabilities, Transfers into Level 3
Level 3 liabilities, Transfers out of Level 3
Level 3 liabilities, Purchases
Level 3 liabilities, Sales
Level 3 liabilities, Issues
Level 3 liabilities, Settlements
Level 3 liabilities, Balance at end of period	(17,877)		(21,854)		(17,544)
Level 3 liabilities, Purchases, sales, issues and settlements, net

[1]	The effect to net income totals $25.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $14.3 million in realized capital gains and losses, $7.1 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits.
[2]	The effect to net income totals $17.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $13.4 million in realized capital gains and losses, $8.3 million in net investment income, $(156) thousand in interest credited to contractholder funds and $(4.2) million in contract benefits.
[3]	The effect to net income totals $(37.4) million and is reported in the Statements of Operations and Comprehensive Income as follows: $(41.2) million in realized capital gains and losses, $8.1 million in net investment income and $(4.3) million in contract benefits.
[4]	Comprises $38 thousand of assets and $2.9 million of liabilities.
[5]	Comprises $469 thousand of assets and $3.5 million of liabilities.

Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets and liabilities	$ 25,400,000	$ 17,400,000	$ (37,400,000)
Effect to net income included in realized capital gains and losses	14,300,000	13,400,000	(41,200,000)
Effect to net income included in investment income	7,100,000	8,300,000	8,100,000
Effect to net income included in interest credited to contract holder funds	(142,000)	(156,000)
Effect to net income included in contract benefits	4,100,000	(4,200,000)	(4,300,000)
Free-standing derivatives, assets	306,000
Free-standing derivatives, liabilities		2,867,000
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Free-standing derivatives, assets	306,000	38,000	469,000
Free-standing derivatives, liabilities		$ 2,905,000	$ 3,500,000

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	$ 22,473		$ 28,369		$ (3,224)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	3,977	[1]	(4,310)	[2]	(4,333)	[3]
Municipal
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	54		151		169
Corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	4,912		8,193		11,553
Residential mortgage-backed securities ("RMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings					(4,483)
Commercial mortgage-backed securities ("CMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings					(7,784)
Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	4,966		8,344		(545)
Free-standing derivatives, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(279)		(1,714)		(2,868)
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	17,786		21,739		189
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	$ 3,977		$ (4,310)		$ (4,333)

[1]	The effect to net income totals $25.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $14.3 million in realized capital gains and losses, $7.1 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits.
[2]	The effect to net income totals $17.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $13.4 million in realized capital gains and losses, $8.3 million in net investment income, $(156) thousand in interest credited to contractholder funds and $(4.2) million in contract benefits.
[3]	The effect to net income totals $(37.4) million and is reported in the Statements of Operations and Comprehensive Income as follows: $(41.2) million in realized capital gains and losses, $8.1 million in net investment income and $(4.3) million in contract benefits.

Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets
Mortgage loans	$ 570,365	$ 564,847
Financial liabilities
Liability for collateral	59,772	61,097	127,983	149,362
Carrying value
Financial assets
Mortgage loans	570,365	564,847
Cost method limited partnerships	29,746	32,355
Notes due from related party	2,833	5,581
Financial liabilities
Contractholder funds on investment contracts	3,050,538	3,431,056
Liability for collateral	59,772	61,097
Fair value
Financial assets
Mortgage loans	602,516	588,344
Cost method limited partnerships	30,920	31,257
Notes due from related party	2,833	5,581
Financial liabilities
Contractholder funds on investment contracts	3,222,131	3,521,443
Liability for collateral	$ 59,772	$ 61,097

Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Total asset derivatives, Fair value, net	$ 570,400	$ 564,800
Total derivatives, Notional amount	338,715	431,526
Total derivatives	17,167	(7,756)
Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	153,400	53,000
Total asset derivatives, Fair value, net	35,044	16,965
Asset derivatives, Gross asset	35,044	16,965
Asset derivatives, Gross liability
Total liability derivatives, Notional amount	185,315	378,526
Total liability derivatives, Fair value, net	(17,877)	(24,721)
Liability derivatives, Gross asset		38
Liability derivatives, Gross liability	(17,877)	(24,759)
Derivatives not designated as accounting hedging instruments | Interest rate cap agreement | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	152,400	52,000
Total asset derivatives, Fair value, net	306
Asset derivatives, Gross asset	306
Asset derivatives, Gross liability
Derivatives not designated as accounting hedging instruments | Interest rate cap agreement | Other liabilities and accrued expenses
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount		176,500
Total liability derivatives, Fair value, net		(2,867)
Liability derivatives, Gross asset		38
Liability derivatives, Gross liability		(2,905)
Derivatives not designated as accounting hedging instruments | Conversion options | Fixed income securities
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	1,000	1,000
Total asset derivatives, Fair value, net	83	96
Asset derivatives, Gross asset	83	96
Asset derivatives, Gross liability
Derivatives not designated as accounting hedging instruments | Structured settlement annuity reinsurance agreement | Other assets
Derivatives, Fair Value [Line Items]
Total asset derivatives, Fair value, net	34,655	16,869
Asset derivatives, Gross asset	34,655	16,869
Asset derivatives, Gross liability
Derivatives not designated as accounting hedging instruments | Guaranteed accumulation benefits | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	148,926	164,425
Total liability derivatives, Fair value, net	(15,508)	(18,656)
Liability derivatives, Gross liability	(15,508)	(18,656)
Derivatives not designated as accounting hedging instruments | Withdrawal benefit | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	29,800	33,458
Total liability derivatives, Fair value, net	(2,071)	(3,042)
Liability derivatives, Gross liability	(2,071)	(3,042)
Derivatives not designated as accounting hedging instruments | Equity-indexed options in life product contracts | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	6,589	4,143
Total liability derivatives, Fair value, net	(298)	(156)
Liability derivatives, Gross liability	$ (298)	$ (156)

Summary of Impacts of Foreign Currency Contracts in Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Effective portion
Gain recognized in OCI on derivatives during the period
Gain recognized in OCI on derivatives during the term of the hedging relationship
Loss reclassified from AOCI into income (net investment income)	(2)
Gain reclassified from AOCI into income (realized capital gains and losses)	311
Ineffective portion and amount excluded from effectiveness testing
Gain recognized in income on derivatives (realized capital gains and losses)

Summary of Gains and Losses from Valuation and Settlements For Derivatives Not Designated As Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ 17,944	$ 10,786	$ (47,378)
Interest rate contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(296)	(3,153)	(40,261)
Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	3,964	(4,307)	(3,840)
Structured settlement annuity reinsurance agreement
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	14,276	18,246	(3,277)
Realized capital gains and losses
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	13,967	15,096	(43,044)
Realized capital gains and losses | Interest rate contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(296)	(3,153)	(40,261)
Realized capital gains and losses | Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(13)	3	494
Realized capital gains and losses | Structured settlement annuity reinsurance agreement
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	14,276	18,246	(3,277)
Contract benefits
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	4,119	(4,154)	(4,334)
Contract benefits | Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	4,119	(4,154)	(4,334)
Interest credited to contractholder funds
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(142)	(156)
Interest credited to contractholder funds | Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ (142)	$ (156)

Summary of Counterparty Credit Exposure by Counterparty Credit Rating (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Entity		Dec. 31, 2011 Entity
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	5		1
Notional Amount	$ 100,400	[1]	$ 52,000	[1]
Credit exposure	306	[1]
Exposure, net of collateral	306	[1]
A+
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	1	[2]
Notional Amount	18,800	[1],[2]
Credit exposure	209	[1],[2]
Exposure, net of collateral	209	[1],[2]
A
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	1	[2]
Notional Amount	7,900	[1],[2]
Credit exposure	45	[1],[2]
Exposure, net of collateral	45	[1],[2]
A-
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	2	[2]
Notional Amount	68,700	[1],[2]
Credit exposure	21	[1],[2]
Exposure, net of collateral	21	[1],[2]
BBB+
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	1	[2]	1	[2]
Notional Amount	5,000	[1],[2]	52,000	[1],[2]
Credit exposure	31	[1],[2]
Exposure, net of collateral	$ 31	[1],[2]

[1]	Only OTC derivatives with a net positive fair value are included for each counterparty.
[2]	Rating is the lower of S&P or Moody's ratings.

Summary of Derivative Instruments with Credit Features in Liability Position, Including Fair Value of Assets Netted Against Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Credit Derivatives [Line Items]
Gross liability fair value of contracts containing credit-risk-contingent features	$ 265
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(38)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$ 227

Derivative Financial Instruments and Off-balance sheet Financial Instruments - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Limited partnership interests
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	$ 118,600,000	$ 119,200,000
Mortgage loans
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	4,000,000	22,100,000
Fair value of off-balance-sheet financial instruments	$ 80,000

Schedule of Reserve for Life-Contingent Contract Benefits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 2,310,881	$ 2,184,576
Structured settlement annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	2,080,767	1,977,566
Other immediate fixed annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	34,068	25,447
Traditional life insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	185,534	171,971
Accident and health insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	8,188	7,159
Other
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 2,324	$ 2,433

Schedule of Key Assumptions Used In Calculation Reserve for Life-Contingent Contract Benefits (Detail)	12 Months Ended
	Dec. 31, 2012
Structured settlement annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy
Interest rate description	Interest rate assumptions range from 2.6% to 9.2%
Interest rate, low end	2.60%
Interest rate, high end	9.20%
Estimation method	Present value of contractually specified future benefits
Other immediate fixed annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	1983 individual annuity mortality table; 1983 individual annuity mortality table with internal modifications; Annuity 2000 mortality table with internal modifications
Estimation method	Present value of expected future benefits based on historical experience
Interest rate description	Interest rate assumptions range from 0.3% to 11.5%
Interest rate, low end	0.30%
Interest rate, high end	11.50%
Traditional life insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	Actual company experience plus loading
Estimation method	Net level premium reserve method using the Company's withdrawal experience rates; includes reserves for unpaid claims
Interest rate description	Interest rate assumptions range from 4.0% to 8.0%
Interest rate, low end	4.00%
Interest rate, high end	8.00%
Accident and health insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	Actual company experience plus loading
Estimation method	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Interest rate description	Interest rate assumptions range from 5.5% to 6.0%
Interest rate, low end	5.50%
Interest rate, high end	6.00%
Guaranteed death benefits
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	Annuity 2000 mortality table with internal modifications	[1]
Estimation method	Projected benefit ratio applied to cumulative assessments	[1]
Interest rate description	Interest rate assumptions range from 4.0% to 5.8%	[1]
Interest rate, low end	4.00%	[1]
Interest rate, high end	5.80%	[1]

[1]	In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Insurance [Line Items]
Premium deficiency reserve	$ (360,887,000)	[1]	$ (270,829,000)
Variable annuities
Insurance [Line Items]
Account balances of separate accounts with guarantees, invested in equity, fixed income and balanced mutual funds	380,700,000		405,700,000
Account balances of separate accounts with guarantees, invested in money market mutual funds	$ 51,300,000		$ 63,800,000

[1]	The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to certain payout annuities with life contingencies.

Schedule of Contractholder Funds (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 3,958,440	$ 4,344,897	$ 4,688,791
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	684,584	672,413
Investment contracts | Fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	3,242,717	3,641,579
Investment contracts | Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 31,139	$ 30,905

Schedule of Contract Provisions Related to Contractholder Funds (Detail)	12 Months Ended
	Dec. 31, 2012
Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Interest rate discription	Interest rates used in establishing reserves range from 1.7% to 10.3%	[1]
Interest rate, low end	1.70%	[1]
Interest rate, high end	10.30%	[1]
Withdrawal/surrender charges	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract	[1]
Fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Interest rate discription	Interest rates credited range from 0% to 9.2% for immediate annuities and 1.0% to 6.3% for other fixed annuities
Withdrawal/surrender charges	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 13.3% of fixed annuities are subject to market value adjustment for discretionary withdrawals
Term of withdrawal/surrender charges	10 years
Percentage of fixed annuities subject to market value adjustment for discretionary withdrawals	13.30%
Fixed annuities | Immediate annuities
Policyholder Contract Deposits By Product [Line Items]
Interest rate, low end	0.00%
Interest rate, high end	9.20%
Fixed annuities | Other fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Interest rate, low end	1.00%
Interest rate, high end	6.30%
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Interest rate discription	Interest rates credited range from 0% to 11.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.7% to 5.0% for all other products
Withdrawal/surrender charges	Either a percentage of account balance or dollar amount grading off generally over 20 years
Term of withdrawal/surrender charges	20 years
Interest-sensitive life insurance | Equity-indexed life
Policyholder Contract Deposits By Product [Line Items]
Interest rate, low end	0.00%
Interest rate, high end	11.00%
Interest-sensitive life insurance | All other products
Policyholder Contract Deposits By Product [Line Items]
Interest rate, low end	2.70%
Interest rate, high end	5.00%

[1]	In 2006, the Company disposed its variable annuity business through a reinsurance agreement with Prudential.

Schedule of Contractholder Funds Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Insurance [Line Items]
Balance, beginning of year	$ 4,344,897	$ 4,688,791
Deposits	115,708	121,999
Interest credited	144,284	154,657
Benefits	(149,800)	(155,403)
Surrenders and partial withdrawals	(409,575)	(381,834)
Contract charges	(67,695)	(65,034)
Net transfers from (to) separate accounts	38	(55)
Other adjustments	(19,417)	(18,224)
Balance, end of year	$ 3,958,440	$ 4,344,897

Summary of Variable Annuity Contracts with Guarantees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Guaranteed death benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value in the event of death	$ 432		$ 469.5
Net amount at risk in the event of death	27.8	[1]	58.6	[1]
Average attained age of contractholders	64 years		64 years
Liability for guarantees related to income benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value at annuitization	30.5		32
Net amount at risk at annuitization	4.5	[2]	7.4	[2]
Weighted average waiting period until annuitization or guarantee date	1 year		2 years
Withdrawal benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	29.1		32.5
Net amount at risk	0.5	[3]	0.9	[3]
Guaranteed accumulation benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	148		163.2
Net amount at risk	$ 5.1	[4]	$ 10	[4]
Weighted average waiting period until annuitization or guarantee date	5 years		5 years

[1]	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
[2]	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
[3]	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
[4]	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

Summary of Liabilities for Guarantees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 33,241	[1]	$ 25,376	[2]
Less reinsurance recoverables	27,997		23,984
Net balance	5,244		1,392
Incurred guarantee benefits	3,150		3,852
Paid guarantee benefits
Net change	3,150		3,852
Net balance	8,394		5,244
Plus reinsurance recoverables	24,822		27,997
Gross balance	33,216	[3]	33,241	[1]
Liability for guarantees related to death benefits and interest-sensitive life products
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	7,572	[1]	3,246	[2]
Less reinsurance recoverables	2,336		1,862
Net balance	5,236		1,384
Incurred guarantee benefits	3,150		3,852
Paid guarantee benefits
Net change	3,150		3,852
Net balance	8,386		5,236
Plus reinsurance recoverables	2,077		2,336
Gross balance	10,463	[3]	7,572	[1]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	3,971	[1]	4,586	[2]
Less reinsurance recoverables	3,963		4,578
Net balance	8		8
Paid guarantee benefits
Net balance	8		8
Plus reinsurance recoverables	5,166		3,963
Gross balance	5,174	[3]	3,971	[1]
Liability for guarantees related to accumulation and withdrawal benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	21,698	[1]	17,544	[2]
Less reinsurance recoverables	21,698		17,544
Paid guarantee benefits
Plus reinsurance recoverables	17,579		21,698
Gross balance	$ 17,579	[3]	$ 21,698	[1]

[1]	Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $2.3 million, variable annuity income benefits of $4.0 million, variable annuity accumulation benefits of $18.7 million, variable annuity withdrawal benefits of $3.0 million and other guarantees of $5.2 million.
[2]	Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $1.9 million, variable annuity income benefits of $4.6 million, variable annuity accumulation benefits of $15.1 million and variable annuity withdrawal benefits of $2.4 million and other guarantees of $1.4 million.
[3]	Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $2.1 million, variable annuity income benefits of $5.2 million, variable annuity accumulation benefits of $15.5 million, variable annuity withdrawal benefits of $2.1 million and other guarantees of $8.4 million.

Summary of Liabilities for Guarantees (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 33,216	[1]	$ 33,241	[2]	$ 25,376	[3]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	5,174	[1]	3,971	[2]	4,586	[3]
Liability for guarantees related to income benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	5,200		4,000		4,600
Guaranteed death benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	2,100		2,300		1,900
Guaranteed accumulation benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	15,500		18,700		15,100
Withdrawal benefit | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	2,100		3,000		2,400
Other guarantees | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 8,400		$ 5,200		$ 1,400

[1]	Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $2.1 million, variable annuity income benefits of $5.2 million, variable annuity accumulation benefits of $15.5 million, variable annuity withdrawal benefits of $2.1 million and other guarantees of $8.4 million.
[2]	Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $2.3 million, variable annuity income benefits of $4.0 million, variable annuity accumulation benefits of $18.7 million, variable annuity withdrawal benefits of $3.0 million and other guarantees of $5.2 million.
[3]	Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $1.9 million, variable annuity income benefits of $4.6 million, variable annuity accumulation benefits of $15.1 million and variable annuity withdrawal benefits of $2.4 million and other guarantees of $1.4 million.

Reinsurance - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reinsurance [Line Items]
Maximum percentage of mortality risk ceded	90.00%		90.00%
Maximum coverage per life before ceded	250,000		250,000
Reinsurance recoverables	$ 279,220,000		$ 294,054,000
Interest credited to contract holder funds ceded	6,032,000		6,855,000		8,457,000
Gross life insurance in force	37,130,000,000
Life insurance in force ceded to affiliated reinsurers	6,720,000,000
Life insurance in force ceded to unaffiliated reinsurers	10,140,000,000
Ceded premium related to structured settlement annuities	59,321,000	[1]	58,368,000	[1]	59,670,000	[1]
Allstate Life Insurance Company
Reinsurance [Line Items]
Ceded premium related to structured settlement annuities	3,500,000		3,500,000		3,500,000
Prudential
Reinsurance [Line Items]
Reinsurance recoverables	224,500,000		244,500,000
Premiums and contract charges ceded	8,400,000		11,400,000		12,400,000
Contract benefits ceded	1,900,000		5,400,000		5,700,000
Interest credited to contract holder funds ceded	6,000,000		6,800,000		8,500,000
Operating costs and expenses ceded	1,400,000		1,700,000		1,700,000
Triton Insurance Company
Reinsurance [Line Items]
Reinsurance recoverables	$ 325,000		$ 256,000

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.

Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance [Line Items]
Direct premiums and contract charges	$ 152,197	$ 156,130	$ 155,865
Total premiums and contract charges	93,725	98,651	97,150
Non-affiliate
Reinsurance [Line Items]
Assumed premiums and contract charges	849	889	955
Ceded premiums and contract charges	(23,417)	(26,863)	(28,873)
Affiliate
Reinsurance [Line Items]
Ceded premiums and contract charges	$ (35,904)	$ (31,505)	$ (30,797)

Schedule of Effects of Reinsurance on Contract Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance [Line Items]
Direct contract benefits	$ 196,463	$ 207,769	$ 207,433
Contract benefits, net of reinsurance	180,914	184,166	182,786
Non-affiliate
Reinsurance [Line Items]
Assumed contract benefits	709	682	877
Ceded contract benefits	(11,393)	(17,715)	(19,445)
Affiliate
Reinsurance [Line Items]
Ceded contract benefits	$ (4,865)	$ (6,570)	$ (6,079)

Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance [Line Items]
Direct interest credited to contractholder funds	$ 150,355	$ 161,283	$ 176,523
Ceded interest credited to contractholder funds	(6,032)	(6,855)	(8,457)
Interest credited to contractholder funds, net of reinsurance	144,340	154,447	168,085
Non-affiliate
Reinsurance [Line Items]
Assumed interest credited to contractholder funds	17	19	19
Ceded interest credited to contractholder funds	$ (6,032)	$ (6,855)	$ (8,457)

Schedule of Deferred Policy Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement Analysis of Deferred Policy Acquisition Costs
Balance, beginning of year	$ 132,614	$ 136,377	$ 172,597
Acquisition costs deferred	19,423	17,842	17,685
Amortization charged to income	(13,145)	(11,102)	(12,370)
Effect of unrealized gains and losses	(8,691)	(10,503)	(41,535)
Balance, end of year	$ 130,201	$ 132,614	$ 136,377

Schedule of Deferred Sales Inducement Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Deferred Sales Inducements
Balance, beginning of year	$ 2,019	$ 2,024	$ 11,091
Sales inducements deferred	409	526	1,048
Amortization charged to income	(465)	(316)	(3,375)
Effect of unrealized gains and losses	(246)	(215)	(6,740)
Balance, end of year	$ 1,717	$ 2,019	$ 2,024

Guarantees and Contingent Liabilities - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 ELNY	Dec. 31, 2012 Obligations of insolvent insurance companies ELNY
Guarantor Obligations [Line Items]
Obligations of insolvent insurance companies	$ 12,400,000	$ 12,500,000		$ 12,000,000
Premium tax offsets	8,300,000	8,300,000
Current publicly available estimated shortfall from the Bureau				1,570,000,000
Aggregate limit on insurer assessments				558,000,000
Amount used out of limit on insurer assessments				40,000,000
Three-year average market share for New York (as a percent)			1.70%
Accrued liability for estimated aggregate exposure, net of taxes				7,000,000
Pre-tax liability for participation in an industry sponsored plan				$ 3,000,000

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Tax refunds	$ 5.9	$ 6	$ 3.5
2009-2010 | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under examination	2009
2009-2010 | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under examination	2010
2005-2006 | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2005
2005-2006 | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2006
2007-2008 | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2007
2007-2008 | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2008

Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred assets
Unrealized foreign currency translation adjustments	$ 316	$ 92
Life and annuity reserves		2,010
Accrued liabilities	181	178
Other assets	106	96
Total deferred assets	603	2,376
Deferred liabilities
Unrealized net capital gains	(131,011)	(104,829)
Difference in tax bases of investments	(39,939)	(30,259)
DAC	(26,185)	(21,778)
Life and annuity reserves	(4,445)
Other liabilities	(5,078)	(5,346)
Total deferred liabilities	(206,658)	(162,212)
Net deferred liability	$ (206,055)	$ (159,836)

Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 7,286	$ 1,036	$ 209
Deferred	20,260	36,326	4,609
Total income tax expense	$ 27,546	$ 37,362	$ 4,818

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State income tax expense	1.70%	1.20%	11.80%
Dividends received deduction	(0.70%)	(0.50%)	(5.40%)
Tax credits	(0.50%)	(0.50%)	(3.90%)
Adjustment to prior year tax liabilities			(1.30%)
Other			0.30%
Effective income tax rate	35.50%	35.20%	36.50%

Statutory Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ 18.8	$ 46	$ (17.3)
Statutory capital and surplus	540	524
Maximum dividends company can pay during 2013 without regulatory approval	54
Deficit position used to determine payment of dividends	$ 399.9

Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension plan costs	$ 3,600,000	$ 2,300,000	$ 3,300,000
Credit (cost) of postretirement benefits other than pension plans	14,000	84,000	(47,000)
Cost of Allstate Plan	$ 717,000	$ 700,000	$ 492,000

Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pre-tax
Unrealized net holding gains (losses) arising during the period, net of related offsets	$ 75,239	$ 110,583	$ 176,743
Less: reclassification adjustment of realized capital gains and losses	431	28,264	(2,361)
Unrealized net capital gains and losses	74,808	82,319	179,104
Unrealized foreign currency translation adjustments	(642)	(262)
Other comprehensive income	74,166	82,057	179,104
Tax
Unrealized net holding gains (losses) arising during the period, net of related offsets	(26,333)	(38,704)	(61,860)
Less: reclassification adjustment of realized capital gains and losses	(151)	(9,892)	826
Unrealized net capital gains and losses	(26,182)	(28,812)	(62,686)
Unrealized foreign currency translation adjustments	225	92
Other comprehensive income	(25,957)	(28,720)	(62,686)
After-tax
Unrealized net holding gains (losses) arising during the period, net of related offsets	48,906	71,879	114,883
Less: reclassification adjustment of realized capital gains and losses	280	18,372	(1,535)
Unrealized net capital gains and losses	48,626	53,507	116,418
Unrealized foreign currency translation adjustments	(417)	(170)
Other comprehensive income	$ 48,209	$ 53,337	$ 116,418

Schedule I - Summary of Investments Other Than Investments in Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	$ 6,322,034
Amount at which shown in the Balance Sheet	7,081,318
U.S. government and agencies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	333,787
Fair value	417,047
Amount at which shown in the Balance Sheet	417,047
States, municipalities and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	704,032
Fair value	818,661
Amount at which shown in the Balance Sheet	818,661
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	303,649
Fair value	396,541
Amount at which shown in the Balance Sheet	396,541
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	818,353
Fair value	935,815
Amount at which shown in the Balance Sheet	935,815
Convertibles and bonds with warrants attached
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	10,321
Fair value	11,262
Amount at which shown in the Balance Sheet	11,262
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	2,653,746
Fair value	2,951,449
Amount at which shown in the Balance Sheet	2,951,449
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	284,885
Fair value	295,678
Amount at which shown in the Balance Sheet	295,678
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	195,605
Fair value	200,716
Amount at which shown in the Balance Sheet	200,716
Asset-backed securities ("ABS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	98,415
Fair value	102,126
Amount at which shown in the Balance Sheet	102,126
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	9,087
Fair value	10,630
Amount at which shown in the Balance Sheet	10,630
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	5,411,880
Fair value	6,139,925
Amount at which shown in the Balance Sheet	6,139,925
Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	133,733
Fair value	164,971
Amount at which shown in the Balance Sheet	164,971
Mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	570,365
Fair value	602,516
Amount at which shown in the Balance Sheet	570,365
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	41,150
Amount at which shown in the Balance Sheet	41,150
Derivative instruments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	306
Fair value	306
Amount at which shown in the Balance Sheet	306
Limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	99,820
Amount at which shown in the Balance Sheet	99,820
Other long-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	2,833
Amount at which shown in the Balance Sheet	2,833
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	61,947
Fair value	61,948
Amount at which shown in the Balance Sheet	$ 61,948

Schedule IV - Reinsurance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	$ 152,197		$ 156,130		$ 155,865
Ceded to other companies	59,321	[1]	58,368	[1]	59,670	[1]
Assumed from other companies	849		889		955
Net amount	93,725		98,651		97,150
Percentage of amount assumed to net	0.90%		0.90%		1.00%
Life insurance in force
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	36,532,268		35,166,813		34,597,944
Ceded to other companies	16,858,998	[1]	16,567,759	[1]	15,803,458	[1]
Assumed from other companies	602,378		623,979		663,707
Net amount	20,275,648		19,223,033		19,458,193
Percentage of amount assumed to net	3.00%		3.20%		3.40%
Life insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	138,973		143,652		143,571
Ceded to other companies	57,654	[1]	56,534	[1]	57,638	[1]
Assumed from other companies	849		889		955
Net amount	82,168		88,007		86,888
Percentage of amount assumed to net	1.00%		1.00%		1.10%
Accident and health insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	13,224		12,478		12,294
Ceded to other companies	1,667	[1]	1,834	[1]	2,032	[1]
Net amount	$ 11,557		$ 10,644		$ 10,262

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.

Schedule V - Valuation Allowances and Qualifying Accounts (Detail) (Allowance for estimated losses on mortgage loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for estimated losses on mortgage loans
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of period	$ 637	$ 1,670	$ 4,250
Additions charged to costs and expenses	(637)	1,642	2,922
Other additions
Deductions		2,675	5,502
Balance as of end of period		$ 637	$ 1,670